     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 5, 2019



                                           REGISTRATION STATEMENT NOS. 333-96519
                                                                       811-03927
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 26                     [X]
                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          AMENDMENT NO. 119                            [X]


                BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (980) 365-7100

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: On April 29, 2019 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ]immediately upon filing pursuant to paragraph (b)


[X]on April 29, 2019 pursuant to paragraph (b)


[ ] ___ days after filing pursuant to paragraph (a)(1)

[ ] on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectuses and supplements dated April 30, 2018, May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009
and April 28, 2008 for the Brighthouse Variable Life Policy, each as filed in Post-Effective Amendment No. 25 filed April 25, 2018, Post-Effective Amendment No. 23 filed April 7, 2017, Post-Effective Amendment No. 22 filed April 8, 2016, Post-Effective Amendment No. 21 filed April 10, 2015, Post-Effective Amendment No. 20 filed April 4, 2014, Post-Effective Amendment No. 19 filed April 4, 2013, Post-Effective Amendment No. 18 filed April 5, 2012, Post-Effective Amendment No. 17 filed April 6, 2011, Post-Effective Amendment No. 16 filed April 7, 2010, Post-Effective Amendment No. 15 filed April 9, 2009 and Post-Effective Amendment No. 13 filed April 7, 2008, respectively, to the Registration Statement on Form N-6, File No. 333-96519.

                           BRIGHTHOUSE VARIABLE LIFE
               Flexible Premium Variable Life Insurance Policies


                      APRIL 29, 2019 PROSPECTUS SUPPLEMENT


                           ISSUED TO INDIVIDUALS BY:
BRIGHTHOUSE LIFE INSURANCE COMPANY -- BRIGHTHOUSE FUND UL FOR VARIABLE LIFE
                                   INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for Brighthouse Variable Life, a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS", listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. - Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
     Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I
  ClearBridge Variable Dividend Strategy Portfolio -- Class II
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL
VANGUARD VARIABLE INSURANCE FUND
     Mid-Cap Index Portfolio
     Total Stock Market Index Portfolio


Certain funds have been subject to a name change. Please see "Additional Information Regarding Funds" for more information.

IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE FUNDS AVAILABLE UNDER YOUR VARIABLE LIFE INSURANCE POLICY WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM THE COMPANY ELECTRONICALLY BY CONTACTING US AT 1-800-334-4298 TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING 1-800-638-5000, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL FUNDS AVAILABLE UNDER YOUR POLICY.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2018. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2018, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                    0.13%       2.67%



FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%         0.25%        0.03%
 American Funds Growth Fund.....................    0.32%         0.25%        0.02%
 American Funds Growth-Income Fund..............    0.26%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100 Portfolio
  -- Class B....................................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%         0.25%        0.03%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+..................    0.89%          --          0.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%         0.25%        0.10%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%          --          0.02%
 Invesco Comstock Portfolio -- Class B..........    0.56%         0.25%        0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%          --          0.03%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.70%         0.25%        0.05%
 Morgan Stanley Discovery Portfolio --
  Class B+......................................    0.64%         0.25%        0.04%
 Oppenheimer Global Equity Portfolio --
  Class A+......................................    0.66%          --          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B+......................................    0.66%         0.25%        0.05%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A....................................    0.47%          --          0.77%
 PIMCO Total Return Portfolio -- Class B........    0.48%         0.25%        0.26%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............      --          0.80%           --          0.80%
 American Funds Growth Fund.....................      --          0.59%           --          0.59%
 American Funds Growth-Income Fund..............      --          0.53%           --          0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100 Portfolio
  -- Class B....................................     0.67%        1.00%           --          1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................     0.08%        1.11%         0.01%         1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+..................      --          0.99%         0.05%         0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................      --          1.24%         0.05%         1.19%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.66%         0.01%         0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.58%         0.02%         0.56%
 Invesco Comstock Portfolio -- Class B..........      --          0.84%         0.02%         0.82%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................      --          0.88%         0.08%         0.80%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          1.00%         0.10%         0.90%
 Morgan Stanley Discovery Portfolio --
  Class B+......................................      --          0.93%         0.02%         0.91%
 Oppenheimer Global Equity Portfolio --
  Class A+......................................      --          0.71%         0.12%         0.59%
 Oppenheimer Global Equity Portfolio --
  Class B+......................................      --          0.96%         0.12%         0.84%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A....................................      --          1.24%         0.01%         1.23%
 PIMCO Total Return Portfolio -- Class B........      --          0.99%         0.03%         0.96%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.05%         0.79%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio
  -- Class A....................................    0.69%          --          0.03%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A....................................    0.35%          --          0.04%
 Brighthouse Asset Allocation 20 Portfolio
  -- Class B....................................    0.10%         0.25%        0.03%
 Brighthouse Asset Allocation 40 Portfolio
  -- Class B....................................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60 Portfolio
  -- Class B....................................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80 Portfolio
  -- Class B....................................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced Portfolio
  -- Class A....................................    0.46%          --          0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%         0.10%        0.04%
 Jennison Growth Portfolio -- Class A+..........    0.60%          --          0.02%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A.......    0.25%          --          0.03%
 MFS(R) Total Return Portfolio -- Class F.......    0.56%         0.20%        0.06%
 MFS(R) Value Portfolio -- Class A..............    0.61%          --          0.02%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B....................................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio
  -- Class B....................................    0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............    0.57%          --          0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........    0.47%          --          0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.54%         0.10%        0.08%
 Equity-Income Portfolio -- Initial Class+......    0.44%          --          0.09%
 High Income Portfolio -- Initial Class+........    0.56%          --          0.11%
 Mid Cap Portfolio -- Service Class 2...........    0.54%         0.25%        0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+........    0.80%         0.25%        0.06%
 Templeton Foreign VIP Fund.....................    0.79%         0.25%        0.04%
GOLDMAN SACHS VARIABLE INSURANCE TRUST --
 INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth Fund............    0.71%          --          0.09%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........    0.64%         0.25%        0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%          --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.70%         0.25%        0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+.........................    0.65%          --          0.07%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%          --          0.12%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio
  -- Class A....................................      --          0.72%         0.09%         0.63%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A....................................      --          0.39%         0.03%         0.36%
 Brighthouse Asset Allocation 20 Portfolio
  -- Class B....................................     0.61%        0.99%         0.03%         0.96%
 Brighthouse Asset Allocation 40 Portfolio
  -- Class B....................................     0.62%        0.93%           --          0.93%
 Brighthouse Asset Allocation 60 Portfolio
  -- Class B....................................     0.63%        0.93%           --          0.93%
 Brighthouse Asset Allocation 80 Portfolio
  -- Class B....................................     0.65%        0.96%           --          0.96%
 Brighthouse/Wellington Balanced Portfolio
  -- Class A....................................      --          0.53%           --          0.53%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................      --          0.85%         0.02%         0.83%
 Jennison Growth Portfolio -- Class A+..........      --          0.62%         0.08%         0.54%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................      --          0.31%           --          0.31%
 MetLife Stock Index Portfolio -- Class A.......      --          0.28%         0.01%         0.27%
 MFS(R) Total Return Portfolio -- Class F.......      --          0.82%           --          0.82%
 MFS(R) Value Portfolio -- Class A..............      --          0.63%         0.06%         0.57%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B....................................      --          0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth Portfolio
  -- Class B....................................      --          0.75%           --          0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........      --          0.50%         0.03%         0.47%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......      --          0.72%           --          0.72%
 Equity-Income Portfolio -- Initial Class+......      --          0.53%           --          0.53%
 High Income Portfolio -- Initial Class+........      --          0.67%           --          0.67%
 Mid Cap Portfolio -- Service Class 2...........      --          0.87%           --          0.87%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+........     0.01%        1.12%         0.01%         1.11%
 Templeton Foreign VIP Fund.....................     0.02%        1.10%         0.02%         1.08%
GOLDMAN SACHS VARIABLE INSURANCE TRUST --
 INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth Fund............      --          0.80%         0.06%         0.74%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........      --          0.97%           --          0.97%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................      --          0.79%           --          0.79%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................      --          1.01%           --          1.01%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................      --          0.80%           --          0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+.........................      --          0.72%           --          0.72%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio..........      --          0.57%         0.03%         0.54%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
FUND                                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........    0.65%         0.25%        0.08%
 THE MERGER FUND VL.........................    1.25%          --          1.32%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio....................    0.15%          --          0.02%
 Total Stock Market Index Portfolio.........     --            --           --



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........      --          0.98%           --          0.98%
 THE MERGER FUND VL.........................     0.10%        2.67%         0.73%         1.94%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio....................      --          0.17%           --          0.17%
 Total Stock Market Index Portfolio.........     0.13%        0.13%           --          0.13%


+     Not available under all Policies. Availability depends on Policy issue date.



The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


                                   THE FUNDS


                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth           Seeks long-term growth of capital.       Capital Research and Management
  Fund                                                                           Company(SM)
 American Funds Growth Fund             Seeks growth of capital.                 Capital Research and Management
                                                                                 Company(SM)
 American Funds Growth-Income           Seeks long-term growth of capital and    Capital Research and Management
  Fund                                  income.                                  Company(SM)
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
  Portfolio
 Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
 Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Markets Equity Portfolio+                                                      Subadviser: Aberdeen Asset Managers
                                                                                 Limited
 Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Markets Equity Portfolio                                                       Subadviser: Aberdeen Asset Managers
                                                                                 Limited
 Clarion Global Real Estate Portfolio   Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                        in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
 ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                 LLC
 Invesco Comstock Portfolio             Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Invesco Advisers, Inc.

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
 MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: Massachusetts Financial
                                                                                Services Company
 Morgan Stanley Discovery             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
 Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
  Portfolio                           consistent with preservation of capital   Subadviser: Pacific Investment
                                      and prudent investment management.        Management Company LLC
 PIMCO Total Return Portfolio         Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                      consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
 T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
  Portfolio                           by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
  Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
  Portfolio                           consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
 Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
  Portfolio                           with growth of capital as a secondary
                                      objective.
 Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
  Portfolio                           income and growth of capital, with a
                                      greater emphasis on income.
 Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
  Portfolio                           of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
 Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
  Portfolio
 Brighthouse/Wellington Balanced      Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
  Portfolio                           with some current income.                 Subadviser: Wellington Management
                                                                                Company LLP
 Brighthouse/Wellington Core Equity   Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
  Opportunities Portfolio             income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.
 Frontier Mid Cap Growth Portfolio    Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Frontier Capital
                                                                                Management Company, LLC
 Jennison Growth Portfolio+           Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

                FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
 MetLife Russell 2000(R) Index       Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
  Portfolio                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Advisors, LLC
 MetLife Stock Index Portfolio       Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                     Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                     Stock Price Index.                        Advisors, LLC
 MFS(R) Total Return Portfolio       Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                     investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                               Services Company
 MFS(R) Value Portfolio              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 Western Asset Management            Seeks to maximize total return            Brighthouse Investment Advisers, LLC
  Strategic Bond Opportunities       consistent with preservation of           Subadviser: Western Asset
  Portfolio                          capital.                                  Management Company
 Western Asset Management            Seeks to maximize total return            Brighthouse Investment Advisers, LLC
  U.S. Government Portfolio          consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
 Contrafund(R) Portfolio             Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
 Equity-Income Portfolio+            Seeks reasonable income. The fund         Fidelity Management & Research
                                     will also consider the potential for      Company
                                     capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 High Income Portfolio+              Seeks a high level of current income,     Fidelity Management & Research
                                     while also considering growth of          Company
                                     capital.                                  Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                   Seeks long-term growth of capital.        Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth VIP   Seeks long-term capital growth.           Franklin Advisers, Inc.
  Fund+
 Templeton Foreign VIP Fund          Seeks long-term capital growth.           Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE
 TRUST
 Goldman Sachs Strategic Growth      Seeks long-term growth of capital.        Goldman Sachs Asset Management,
  Fund                                                                         L.P.

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------------
JANUS ASPEN SERIES
 Janus Henderson Enterprise           Seeks long-term growth of capital.        Janus Capital Management LLC
  Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive      Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                              LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Dividend        Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
  Strategy Portfolio                  dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                              LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
  Value Portfolio+                    its primary objective. Current income     LLC
                                      is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Core Plus VIT          Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
  Portfolio                           consistent with prudent investment        LLC
                                      management and liquidity needs, by        Subadvisers: Western Asset
                                      investing to obtain a dollar weighted     Management Company; Western
                                      average effective duration within 30%     Asset Management Company
                                      of the average duration of the            Limited; Western Asset Management
                                      domestic bond market as a whole.          Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT            Seeks capital appreciation by             Amundi Pioneer Asset Management,
  Portfolio                           investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
THE MERGER FUND VL                    Seeks capital growth.                     Westchester Capital Management,
                                                                                LLC
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio              Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of
                                      mid-capitalization stocks.
 Total Stock Market Index Portfolio   Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of the overall stock
                                      market.


+     Not available under all Policies. Availability depends on Policy issue date.



                     ADDITIONAL INFORMATION REGARDING FUNDS

A Fund was subject to a name change. The chart below identifies the former name and new name of this Fund.

FUND NAME CHANGE



                FORMER NAME                              NEW NAME
------------------------------------------ -----------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Morgan Stanley Mid Cap Growth Portfolio   Morgan Stanley Discovery Portfolio



             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



                      CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Brighthouse Small Cap Value Portfolio (Class
B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the
T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.62% for the Oppenheimer Global Equity Portfolio (Class A), 0.87% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Invesco Comstock Portfolio (Class B), and 1.22% for the T. Rowe Price Large Cap Growth Portfolio (Class B).



                     GENERAL MATTERS RELATING TO THE POLICY
--------------------------------------------------------------------------------
                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies).
- For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. - - - - -

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. - Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. - Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. - Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. -

Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your Policy due to cyberattacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Options invest.




                                   TRANSFERS
--------------------------------------------------------------------------------
                           RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Cash Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn may adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds listed below, and we monitor transfer activity in these "Monitored Funds." In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Funds.


     American Funds Global Growth Fund
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     High Income Portfolio
     Invesco Small Cap Growth Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner.

You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the manager of a particular underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FOREIGN, STATE OR LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of Section 101 of the Internal Revenue Code of 1986, as amended ("IRC" or the "Code") are satisfied.)

   o INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o A definition of a life insurance contract

   o Diversification requirements for separate account assets

   o Limitations on policy owner's control over the assets in a separate account

   o Guidelines to determine the maximum amount of premium that may be paid into a policy

   o Limitations on withdrawals from a policy

   o Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE CODE. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under
Section 7702 of the Code, as in effect on the date the Policy was issued.


DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the Code. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" ("MEC"). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 591/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 591/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST NON-TAXABLE RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS GAIN TAXABLE AS ORDINARY INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.


ACCELERATION OF DEATH BENEFIT RIDER

Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser.



TRANSFER OF ISSUED LIFE INSURANCE POLICIES TO THIRD PARTIES

If you transfer the Policy to a third party, including a sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the Death Benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under IRC Section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.



TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, current federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). -Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the

Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.



                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL for Variable Life Insurance and the consolidated financial statements and related financial statement schedules of the Company, can be found in the Statement of Additional Information ("SAI"). The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.











































Book 47                                                April 29, 2019

                           BRIGHTHOUSE VARIABLE LIFE


                  PART B: STATEMENT OF ADDITIONAL INFORMATION
                                     DATED

                                 APRIL 29, 2019

                                      FOR
                BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                                   ISSUED BY
                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and Brighthouse Life Insurance Company (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for Brighthouse Variable Life. The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                               TABLE OF CONTENTS



                                                             PAGE
                                                            -----
GENERAL INFORMATION AND HISTORY............................    3
 The Depositor.............................................    3
 State Regulation..........................................    3
 The Registrant............................................    4
 Registration Statements...................................    4
 The Custodian.............................................    4
SERVICES...................................................    4
UNDERWRITING AND DISTRIBUTION AGREEMENTS...................    4
 Principal Underwriting and Distribution Agreement.........    4
 Compensation..............................................    5
VALUATION OF ASSETS........................................    5
 Investment Options:.......................................    5
 The Cash Value:...........................................    5
 Accumulation Unit Value...................................    6
ADDITIONAL INFORMATION ABOUT POLICY CHARGES................    6
 Special Purchase Plans....................................    6
 Underwriting Procedures...................................    6
 Increases and Decreases in Stated Amount..................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............    6
FINANCIAL STATEMENTS.......................................    7

                        GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA ("MetLife USA"). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the Policies and paying any benefits due under all policies and contracts issued by each of its corporate predecessors. These predecessor companies that issued policies on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut ("MICC"), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006 . MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut ("MLAC"), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company ("MLI USA"), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company ("MLI"), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California ("MLI-CA"), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

STATE REGULATION. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the state of Delaware (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into Brighthouse Fund UL for Variable Life Insurance (formerly MetLife of CT Fund UL for Variable Life Insurance) ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.



                                    SERVICES

BLIC maintains certain books and records of Fund UL and provides certain issuance and other administrative services for the Policies. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Policies as well as other contracts and policies issued by BLIC.



                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

Brighthouse Securities, LLC ("Brighthouse Securities") serves as the principal underwriter and distributor of the securities offered through the prospectus pursuant to the terms of the Principal Underwriting and Distribution Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. MetLife Investors Distribution Company ("MLIDC") served as principal underwriter and distributor prior to March 6, 2017.

Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid with respect to Fund UL in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.


                            UNDERWRITING COMMISSIONS



                                                         AMOUNT OF UNDERWRITING
                    UNDERWRITING COMMISSIONS PAID        COMMISSIONS RETAINED BY
    YEAR      TO BRIGHTHOUSE SECURITIES BY THE COMPANY   BRIGHTHOUSE SECURITIES
------------ ------------------------------------------ ------------------------
 2018........$1,682,607                                 $0
 2017........$1,660,352                                 $0
 2016........$1,770,351                                 $0


The Policies are no longer offered for sale. Brighthouse Securities entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Policies. Financial representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and Brighthouse Securities from the Funds.

The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.


INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may affect you).


Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of Brighthouse Fund UL for Variable Life Insurance included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of the Company, follow this page of the SAI. The consolidated financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Brighthouse Fund UL for Variable Life Insurance and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Fund UL for Variable Life Insurance (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended for the Investment Options, except for the Investment Options included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Investment Options and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

    INDIVIDUAL INVESTMENT                            STATEMENTS OF
   OPTIONS COMPRISING THE        STATEMENT OF         CHANGES IN
      SEPARATE ACCOUNT            OPERATIONS          NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI ClearBridge           For the year ended  For the years ended  For the years ended December 31,
  Aggressive Growth           December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Investment Option                               and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------
  BHFTII Western Asset        For the year ended  For the years ended  For the years ended December 31,
  Management Strategic        December 31, 2018   December 31, 2018    2018, 2017, and the period from
  Bond Opportunities                              and 2017             April 27, 2016 (commencement
  Investment Option                                                    of operations) through
                                                                       December 31, 2016

-------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2005.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                        BHFTI
                                               AMERICAN FUNDS(R)     AMERICAN FUNDS(R)      AMERICAN FUNDS(R)         BLACKROCK
                                                 GLOBAL GROWTH            GROWTH              GROWTH-INCOME          HIGH YIELD
                                               INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------    -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $        19,016,581    $        51,875,886   $        27,398,369   $             90,348
   Due from Brighthouse Life Insurance
     Company...............................                   --                     --                    --                     --
                                             -------------------    -------------------   -------------------   --------------------
       Total Assets........................           19,016,581             51,875,886            27,398,369                 90,348
                                             -------------------    -------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees............................                   35                     35                    30                     --
   Due to Brighthouse Life Insurance
     Company...............................                  114                    174                   138                     24
                                             -------------------    -------------------   -------------------   --------------------
       Total Liabilities...................                  149                    209                   168                     24
                                             -------------------    -------------------   -------------------   --------------------

NET ASSETS.................................  $        19,016,432    $        51,875,677   $        27,398,201   $             90,324
                                             ===================    ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                               BHFTI                                     BHFTI
                                            BRIGHTHOUSE              BHFTI           BRIGHTHOUSE/          BHFTI CLARION
                                               ASSET              BRIGHTHOUSE      ABERDEEN EMERGING          GLOBAL
                                          ALLOCATION 100        SMALL CAP VALUE     MARKETS EQUITY          REAL ESTATE
                                         INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $         2,794,583  $        10,666,091  $         6,780,259  $          4,718,428
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --                   --                    --
                                        -------------------  -------------------  -------------------  --------------------
       Total Assets...................            2,794,583           10,666,091            6,780,259             4,718,428
                                        -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  113                   93                  188                    56
   Due to Brighthouse Life Insurance
     Company..........................                  159                  102                  148                    88
                                        -------------------  -------------------  -------------------  --------------------
       Total Liabilities..............                  272                  195                  336                   144
                                        -------------------  -------------------  -------------------  --------------------

NET ASSETS............................  $         2,794,311  $        10,665,896  $         6,779,923  $          4,718,284
                                        ===================  ===================  ===================  ====================

                                                BHFTI
                                             CLEARBRIDGE                               BHFTI INVESCO            BHFTI
                                             AGGRESSIVE           BHFTI INVESCO          SMALL CAP          LOOMIS SAYLES
                                               GROWTH               COMSTOCK              GROWTH           GLOBAL MARKETS
                                          INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                        --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $         25,571,966  $         4,262,967  $          2,404,569  $         5,021,530
   Due from Brighthouse Life Insurance
     Company..........................                    53                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................            25,572,019            4,262,967             2,404,569            5,021,530
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    87                   69                   160                   12
   Due to Brighthouse Life Insurance
     Company..........................                    --                  100                   243                   76
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                    87                  169                   403                   88
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $         25,571,932  $         4,262,798  $          2,404,166  $         5,021,442
                                        ====================  ===================  ====================  ===================


                                            BHFTI MFS(R)              BHFTI
                                              RESEARCH           MORGAN STANLEY
                                            INTERNATIONAL        MID CAP GROWTH
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  -------------------
ASSETS:
   Investments at fair value..........  $         11,234,767  $           370,705
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --
                                        --------------------  -------------------
       Total Assets...................            11,234,767              370,705
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   159                   19
   Due to Brighthouse Life Insurance
     Company..........................                   177                   64
                                        --------------------  -------------------
       Total Liabilities..............                   336                   83
                                        --------------------  -------------------

NET ASSETS............................  $         11,234,431  $           370,622
                                        ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               BHFTI                 BHFTI               BHFTI             BHFTI T. ROWE
                                            OPPENHEIMER         PIMCO INFLATION          PIMCO              PRICE LARGE
                                           GLOBAL EQUITY        PROTECTED BOND       TOTAL RETURN            CAP VALUE
                                         INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        19,665,291  $         3,443,282  $        26,374,931  $         27,116,784
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --                   --                    --
                                        -------------------  -------------------  -------------------  --------------------
       Total Assets...................           19,665,291            3,443,282           26,374,931            27,116,784
                                        -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   50                  138                   25                   239
   Due to Brighthouse Life Insurance
     Company..........................                  254                  161                   95                   475
                                        -------------------  -------------------  -------------------  --------------------
       Total Liabilities..............                  304                  299                  120                   714
                                        -------------------  -------------------  -------------------  --------------------

NET ASSETS............................  $        19,664,987  $         3,442,983  $        26,374,811  $         27,116,070
                                        ===================  ===================  ===================  ====================

                                                                     BHFTII               BHFTII                BHFTII
                                               BHFTII               BLACKROCK            BLACKROCK            BRIGHTHOUSE
                                              BLACKROCK              CAPITAL            ULTRA-SHORT              ASSET
                                             BOND INCOME          APPRECIATION           TERM BOND           ALLOCATION 20
                                          INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $            200,966  $        31,023,679  $         15,919,252  $           848,685
   Due from Brighthouse Life Insurance
     Company..........................                    --                1,366                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................               200,966           31,025,045            15,919,252              848,685
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   100                  122                   156                   86
   Due to Brighthouse Life Insurance
     Company..........................                    94                   --                   444                  129
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                   194                  122                   600                  215
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $            200,772  $        31,024,923  $         15,918,652  $           848,470
                                        ====================  ===================  ====================  ===================

                                               BHFTII                BHFTII
                                             BRIGHTHOUSE           BRIGHTHOUSE
                                                ASSET                 ASSET
                                            ALLOCATION 40         ALLOCATION 60
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  -------------------
ASSETS:
   Investments at fair value..........  $          1,306,884  $         6,061,143
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --
                                        --------------------  -------------------
       Total Assets...................             1,306,884            6,061,143
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    62                  113
   Due to Brighthouse Life Insurance
     Company..........................                   131                  160
                                        --------------------  -------------------
       Total Liabilities..............                   193                  273
                                        --------------------  -------------------

NET ASSETS............................  $          1,306,691  $         6,060,870
                                        ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                         BHFTII
                                               BHFTII              BHFTII             BRIGHTHOUSE/
                                             BRIGHTHOUSE        BRIGHTHOUSE/           WELLINGTON              BHFTII
                                                ASSET            WELLINGTON            CORE EQUITY            FRONTIER
                                            ALLOCATION 80         BALANCED            OPPORTUNITIES        MID CAP GROWTH
                                          INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........  $         6,963,161  $        11,522,409  $          5,159,275  $          3,661,017
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --                    --                    --
                                        -------------------  -------------------  --------------------  --------------------
        Total Assets..................            6,963,161           11,522,409             5,159,275             3,661,017
                                        -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  148                  117                   196                   109
   Due to Brighthouse Life Insurance
     Company..........................                  166                  186                   334                   272
                                        -------------------  -------------------  --------------------  --------------------
        Total Liabilities.............                  314                  303                   530                   381
                                        -------------------  -------------------  --------------------  --------------------

NET ASSETS............................  $         6,962,847  $        11,522,106  $          5,158,745  $          3,660,636
                                        ===================  ===================  ====================  ====================


                                                                     BHFTII
                                                                     METLIFE
                                               BHFTII               AGGREGATE         BHFTII METLIFE        BHFTII METLIFE
                                           JENNISON GROWTH         BOND INDEX       MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                          INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..........  $         25,175,022  $             20,072  $           436,682  $         16,005,381
   Due from Brighthouse Life Insurance
     Company..........................                   369                    --                   --                    --
                                        --------------------  --------------------  -------------------  ---------------------
        Total Assets..................            25,175,391                20,072              436,682            16,005,381
                                        --------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.......................                   118                    --                   53                   121
   Due to Brighthouse Life Insurance
     Company..........................                    --                     9                   33                   163
                                        --------------------  --------------------  -------------------  ---------------------
        Total Liabilities.............                   118                     9                   86                   284
                                        --------------------  --------------------  -------------------  ---------------------

NET ASSETS............................  $         25,175,273  $             20,063  $           436,596  $         16,005,097
                                        ====================  ====================  ===================  =====================




                                           BHFTII METLIFE            BHFTII
                                             STOCK INDEX       MFS(R) TOTAL RETURN
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------
ASSETS:
   Investments at fair value..........  $         61,914,055  $        24,904,121
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --
                                        --------------------  --------------------
        Total Assets..................            61,914,055           24,904,121
                                        --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    51                  107
   Due to Brighthouse Life Insurance
     Company..........................                   216                  715
                                        --------------------  --------------------
        Total Liabilities.............                   267                  822
                                        --------------------  --------------------

NET ASSETS............................  $         61,913,788  $        24,903,299
                                        ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                            BHFTII WESTERN
                                                                    BHFTII                BHFTII           ASSET MANAGEMENT
                                              BHFTII             T. ROWE PRICE         T. ROWE PRICE        STRATEGIC BOND
                                           MFS(R) VALUE        LARGE CAP GROWTH      SMALL CAP GROWTH        OPPORTUNITIES
                                         INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........  $        19,487,862  $          8,661,007  $         10,880,995  $         15,317,859
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                    --                    --
                                        -------------------  --------------------  --------------------  --------------------
        Total Assets..................           19,487,862             8,661,007            10,880,995            15,317,859
                                        -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  151                   128                    37                   173
   Due to Brighthouse Life Insurance
     Company..........................                  257                   293                   120                   275
                                        -------------------  --------------------  --------------------  --------------------
        Total Liabilities.............                  408                   421                   157                   448
                                        -------------------  --------------------  --------------------  --------------------

NET ASSETS............................  $        19,487,454  $          8,660,586  $         10,880,838  $         15,317,411
                                        ===================  ====================  ====================  ====================


                                           BHFTII WESTERN
                                          ASSET MANAGEMENT       FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                           U.S. GOVERNMENT         CONTRAFUND          EQUITY-INCOME          HIGH INCOME
                                          INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $         19,373,303  $         21,630,453  $        14,316,736  $         2,279,507
   Due from Brighthouse Life Insurance
     Company..........................                    --                    --                   --                   --
                                        --------------------  --------------------  -------------------  -------------------
        Total Assets..................            19,373,303            21,630,453           14,316,736            2,279,507
                                        --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   134                    33                   21                   52
   Due to Brighthouse Life Insurance
     Company..........................                   134                   183                  133                   99
                                        --------------------  --------------------  -------------------  -------------------
        Total Liabilities.............                   268                   216                  154                  151
                                        --------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $         19,373,035  $         21,630,237  $        14,316,582  $         2,279,356
                                        ====================  ====================  ===================  ===================


                                                                 FTVIPT FRANKLIN
                                           FIDELITY(R) VIP        SMALL-MID CAP
                                               MID CAP             GROWTH VIP
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------
ASSETS:
   Investments at fair value..........  $         10,702,967  $          5,511,770
   Due from Brighthouse Life Insurance
     Company..........................                    --                    --
                                        --------------------  --------------------
        Total Assets..................            10,702,967             5,511,770
                                        --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    64                    70
   Due to Brighthouse Life Insurance
     Company..........................                   113                   102
                                        --------------------  --------------------
        Total Liabilities.............                   177                   172
                                        --------------------  --------------------

NET ASSETS............................  $         10,702,790  $          5,511,598
                                        ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                         FTVIPT TEMPLETON      FTVIPT TEMPLETON        GOLDMAN SACHS       JANUS HENDERSON
                                            FOREIGN VIP         GLOBAL BOND VIP      STRATEGIC GROWTH        ENTERPRISE
                                         INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        14,619,294  $            786,369  $         5,234,812  $          9,485,177
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                    --
                                        -------------------  --------------------  -------------------  --------------------
        Total Assets..................           14,619,294               786,369            5,234,812             9,485,177
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   59                    26                  109                    98
   Due to Brighthouse Life Insurance
     Company..........................                   78                    56                  145                   267
                                        -------------------  --------------------  -------------------  --------------------
        Total Liabilities.............                  137                    82                  254                   365
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        14,619,157  $            786,287  $         5,234,558  $          9,484,812
                                        ===================  ====================  ===================  ====================

                                               LMPVET                LMPVET                LMPVET                LMPVET
                                        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH     DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                          INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........   $        11,448,668  $          2,126,729   $        10,376,863  $          8,574,893
   Due from Brighthouse Life Insurance
     Company..........................                    --                    --                    --                    --
                                        --------------------  --------------------  --------------------  --------------------
        Total Assets..................            11,448,668             2,126,729            10,376,863             8,574,893
                                        --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    29                   123                   129                   169
   Due to Brighthouse Life Insurance
     Company..........................                   119                   105                   241                   429
                                        --------------------  --------------------  --------------------  --------------------
        Total Liabilities.............                   148                   228                   370                   598
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS............................   $        11,448,520  $          2,126,501   $        10,376,493  $          8,574,295
                                        ====================  ====================  ====================  ====================

                                               LMPVET
                                             QS VARIABLE             LMPVET
                                         CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------
ASSETS:
   Investments at fair value..........  $               640   $            179,579
   Due from Brighthouse Life Insurance
     Company..........................                   --                     --
                                        --------------------  --------------------
        Total Assets..................                  640                179,579
                                        --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    5                     58
   Due to Brighthouse Life Insurance
     Company..........................                   24                     51
                                        --------------------  --------------------
        Total Liabilities.............                   29                    109
                                        --------------------  --------------------

NET ASSETS............................  $               611   $            179,470
                                        ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                              LMPVET
                                            QS VARIABLE         LMPVIT WESTERN          PIONEER VCT
                                          MODERATE GROWTH       ASSET CORE PLUS        MID CAP VALUE     THE MERGER FUND VL
                                         INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........  $            51,975  $          7,629,989  $          3,554,688  $         2,092,392
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                    --                   --
                                        -------------------  --------------------  --------------------  --------------------
        Total Assets..................               51,975             7,629,989             3,554,688            2,092,392
                                        -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   89                   183                    76                   50
   Due to Brighthouse Life Insurance
     Company..........................                   70                   211                    92                   80
                                        -------------------  --------------------  --------------------  --------------------
        Total Liabilities.............                  159                   394                   168                  130
                                        -------------------  --------------------  --------------------  --------------------

NET ASSETS............................  $            51,816  $          7,629,595  $          3,554,520  $         2,092,262
                                        ===================  ====================  ====================  ====================

                                                                 VANGUARD VIF
                                            VANGUARD VIF          TOTAL STOCK
                                            MID-CAP INDEX        MARKET INDEX
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        --------------------  -------------------
ASSETS:
   Investments at fair value..........  $          5,647,251  $        21,171,819
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --
                                        --------------------  -------------------
        Total Assets..................             5,647,251           21,171,819
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   192                  102
   Due to Brighthouse Life Insurance
     Company..........................                   231                  299
                                        --------------------  -------------------
        Total Liabilities.............                   423                  401
                                        --------------------  -------------------

NET ASSETS............................  $          5,646,828  $        21,171,418
                                        ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                                     BHFTI
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)        BLACKROCK
                                                GLOBAL GROWTH            GROWTH             GROWTH-INCOME         HIGH YIELD
                                              INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           145,388  $            249,055  $           425,418  $              4,997
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              118,210               323,024              171,250                   478
      Administrative charges...............                4,358                15,196                4,020                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              122,568               338,220              175,270                   478
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               22,820              (89,165)              250,148                 4,519
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,521,615             5,782,537            2,122,467                    --
      Realized gains (losses) on sale of
        investments........................            1,013,166             1,667,852              980,877                 (325)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            2,534,781             7,450,389            3,103,344                 (325)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,488,429)           (7,396,150)          (3,814,131)               (6,992)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,953,648)                54,239            (710,787)               (7,317)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,930,828)  $           (34,926)  $         (460,639)  $            (2,798)
                                             ===================  ====================  ===================  ====================

                                                    BHFTI                                       BHFTI
                                                 BRIGHTHOUSE              BHFTI             BRIGHTHOUSE/         BHFTI CLARION
                                                    ASSET              BRIGHTHOUSE        ABERDEEN EMERGING         GLOBAL
                                               ALLOCATION 100        SMALL CAP VALUE       MARKETS EQUITY         REAL ESTATE
                                              INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            37,924  $            132,702  $           205,617  $            310,244
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               19,757                67,692               37,260                28,315
      Administrative charges...............                  502                 2,941                1,391                 1,735
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               20,259                70,633               38,651                30,050
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               17,665                62,069              166,966               280,194
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              134,255               697,829                   --                    --
      Realized gains (losses) on sale of
        investments........................              166,915                80,279               73,422              (19,610)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              301,170               778,108               73,422              (19,610)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (621,781)           (2,804,885)          (1,377,811)             (717,067)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (320,611)           (2,026,777)          (1,304,389)             (736,677)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (302,946)  $        (1,964,708)  $       (1,137,423)  $          (456,483)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI
                                                  CLEARBRIDGE
                                                  AGGRESSIVE         BHFTI INVESCO
                                                    GROWTH             COMSTOCK
                                               INVESTMENT OPTION   INVESTMENT OPTION
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           240,691  $            30,650
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              106,350               29,348
      Administrative charges...............                  247                1,249
                                             -------------------  -------------------
        Total expenses.....................              106,597               30,597
                                             -------------------  -------------------
           Net investment income (loss)....              134,094                   53
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,357,188              366,895
      Realized gains (losses) on sale of
        investments........................              659,007              202,861
                                             -------------------  -------------------
           Net realized gains (losses).....            2,016,195              569,756
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,045,612)          (1,190,240)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,029,417)            (620,484)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,895,323)  $         (620,431)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                 BHFTI INVESCO            BHFTI            BHFTI MFS(R)              BHFTI
                                                   SMALL CAP          LOOMIS SAYLES          RESEARCH           MORGAN STANLEY
                                                    GROWTH           GLOBAL MARKETS        INTERNATIONAL        MID CAP GROWTH
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            118,374  $           253,866  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               15,505                27,440               48,723                1,650
      Administrative charges...............                1,235                    --                2,665                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               16,740                27,440               51,388                1,650
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....             (16,740)                90,934              202,478              (1,650)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              345,548               357,256                   --              173,472
      Realized gains (losses) on sale of
        investments........................              (9,580)               151,121              168,613               52,646
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              335,968               508,377              168,613              226,118
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (580,553)             (890,160)          (2,232,190)            (144,037)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (244,585)             (381,783)          (2,063,577)               82,081
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (261,325)  $          (290,849)  $       (1,861,099)  $            80,431
                                             ===================  ====================  ===================  ===================


                                                     BHFTI                BHFTI                BHFTI             BHFTI T. ROWE
                                                  OPPENHEIMER        PIMCO INFLATION           PIMCO              PRICE LARGE
                                                 GLOBAL EQUITY       PROTECTED BOND        TOTAL RETURN            CAP VALUE
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           285,253  $             66,260  $           358,730  $           572,938
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               94,435                16,967              129,055              155,613
      Administrative charges...............                  563                   673                5,946               14,852
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               94,998                17,640              135,001              170,465
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              190,255                48,620              223,729              402,473
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,222,717                    --                   --            2,937,891
      Realized gains (losses) on sale of
        investments........................              733,435              (48,068)             (19,378)              210,256
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            2,956,152              (48,068)             (19,378)            3,148,147
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,210,903)              (96,822)            (425,683)          (6,425,786)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,254,751)             (144,890)            (445,061)          (3,277,639)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,064,496)  $           (96,270)  $         (221,332)  $       (2,875,166)
                                             ===================  ====================  ===================  ===================

                                                                         BHFTII
                                                    BHFTII              BLACKROCK
                                                   BLACKROCK             CAPITAL
                                                  BOND INCOME         APPRECIATION
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              6,954  $            43,799
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 1,647              126,523
      Administrative charges...............                   830               10,618
                                             --------------------  -------------------
        Total expenses.....................                 2,477              137,141
                                             --------------------  -------------------
           Net investment income (loss)....                 4,477             (93,342)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            4,641,935
      Realized gains (losses) on sale of
        investments........................                    52            1,235,949
                                             --------------------  -------------------
           Net realized gains (losses).....                    52            5,877,884
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (8,024)          (4,946,482)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               (7,972)              931,402
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            (3,495)  $           838,060
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                     BHFTII                BHFTII               BHFTII                BHFTII
                                                    BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                   ULTRA-SHORT              ASSET                ASSET                 ASSET
                                                    TERM BOND           ALLOCATION 20        ALLOCATION 40         ALLOCATION 60
                                                INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            152,693  $            17,378  $             28,575  $            107,425
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                60,305                4,196                 5,990                37,221
      Administrative charges................                 2,012                  248                   620                 1,984
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                62,317                4,444                 6,610                39,205
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                90,376               12,934                21,965                68,220
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   878               10,249                43,229               250,140
      Realized gains (losses) on sale of
        investments.........................                63,703              (3,233)                 2,257                42,610
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                64,581                7,016                45,486               292,750
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                49,491             (45,628)             (132,966)             (792,576)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               114,072             (38,612)              (87,480)             (499,826)
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            204,448  $          (25,678)  $           (65,515)  $          (431,606)
                                              ====================  ===================  ====================  ====================

                                                                                                BHFTII
                                                    BHFTII                BHFTII             BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE/           WELLINGTON              BHFTII
                                                     ASSET              WELLINGTON            CORE EQUITY            FRONTIER
                                                 ALLOCATION 80           BALANCED            OPPORTUNITIES        MID CAP GROWTH
                                               INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           103,178  $            218,492  $            103,509  $                --
                                              -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               42,787                52,469                33,330               17,842
      Administrative charges................                1,288                   176                 2,715                1,037
                                              -------------------  --------------------  --------------------  -------------------
        Total expenses......................               44,075                52,645                36,045               18,879
                                              -------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               59,103               165,847                67,464             (18,879)
                                              -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              351,692               933,722               314,090              482,915
      Realized gains (losses) on sale of
        investments.........................              274,869               184,072                41,997              109,708
                                              -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......              626,561             1,117,794               356,087              592,623
                                              -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,305,716)           (1,773,456)             (431,501)            (801,980)
                                              -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            (679,155)             (655,662)              (75,414)            (209,357)
                                              -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (620,052)  $          (489,815)  $            (7,950)  $         (228,236)
                                              ===================  ====================  ====================  ===================


                                                                          BHFTII
                                                                          METLIFE
                                                    BHFTII               AGGREGATE
                                                JENNISON GROWTH         BOND INDEX
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           100,793  $                618
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................              109,480                   121
      Administrative charges................                  711                    --
                                              -------------------  --------------------
        Total expenses......................              110,191                   121
                                              -------------------  --------------------
           Net investment income (loss).....              (9,398)                   497
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            4,274,236                    --
      Realized gains (losses) on sale of
        investments.........................              652,128                  (54)
                                              -------------------  --------------------
           Net realized gains (losses)......            4,926,364                  (54)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (4,752,867)                 (619)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              173,497                 (673)
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           164,099  $              (176)
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                 BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE          BHFTII
                                               MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX     MFS(R) TOTAL RETURN
                                                INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION   INVESTMENT OPTION
                                              --------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             14,097  $            219,466   $         1,280,135  $           590,626
                                              --------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 1,636                84,112               278,773              118,298
      Administrative charges................                    --                 1,953                 9,579                9,617
                                              --------------------  ---------------------  -------------------  -------------------
        Total expenses......................                 1,636                86,065               288,352              127,915
                                              --------------------  ---------------------  -------------------  -------------------
           Net investment income (loss).....                12,461               133,401               991,783              462,711
                                              --------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             1,319,398             3,999,444            1,721,086
      Realized gains (losses) on sale of
        investments.........................                 4,180               540,969             2,360,928              402,290
                                              --------------------  ---------------------  -------------------  -------------------
           Net realized gains (losses)......                 4,180             1,860,367             6,360,372            2,123,376
                                              --------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (92,977)           (3,961,104)          (10,504,823)          (4,249,792)
                                              --------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (88,797)           (2,100,737)           (4,144,451)          (2,126,416)
                                              --------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (76,336)  $        (1,967,336)   $       (3,152,668)  $       (1,663,705)
                                              ====================  =====================  ===================  ===================

                                                                                                                 BHFTII WESTERN
                                                                           BHFTII              BHFTII           ASSET MANAGEMENT
                                                     BHFTII             T. ROWE PRICE       T. ROWE PRICE        STRATEGIC BOND
                                                  MFS(R) VALUE        LARGE CAP GROWTH    SMALL CAP GROWTH        OPPORTUNITIES
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            325,709  $            19,126  $                --  $            893,898
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               100,334               35,817               57,317                77,549
      Administrative charges................                 3,984                  760                2,528                 3,969
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................               104,318               36,577               59,845                81,518
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               221,391             (17,451)             (59,845)               812,380
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,367,709            1,720,971            1,124,175                    --
      Realized gains (losses) on sale of
        investments.........................               107,103              192,819              491,767                18,586
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             1,474,812            1,913,790            1,615,942                18,586
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,989,798)          (2,054,614)          (2,345,344)           (1,558,025)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,514,986)            (140,824)            (729,402)           (1,539,439)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,293,595)  $         (158,275)  $         (789,247)  $          (727,059)
                                              ====================  ===================  ===================  ====================


                                                 BHFTII WESTERN
                                                ASSET MANAGEMENT       FIDELITY(R) VIP
                                                 U.S. GOVERNMENT         CONTRAFUND
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            444,287  $            150,300
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                64,088               143,639
      Administrative charges................                 1,061                 8,348
                                              --------------------  --------------------
        Total expenses......................                65,149               151,987
                                              --------------------  --------------------
           Net investment income (loss).....               379,138               (1,687)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,223,409
      Realized gains (losses) on sale of
        investments.........................              (97,777)               606,394
                                              --------------------  --------------------
           Net realized gains (losses)......              (97,777)             2,829,803
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (159,781)           (4,403,208)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (257,558)           (1,573,405)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            121,580  $        (1,575,092)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                  FTVIPT FRANKLIN
                                                 FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP        SMALL-MID CAP
                                                  EQUITY-INCOME         HIGH INCOME             MID CAP             GROWTH VIP
                                                INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           362,799  $            135,140  $             52,321  $                 --
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               61,927                 9,557                72,544                32,589
      Administrative charges................                   --                    --                 2,543                 1,665
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               61,927                 9,557                75,087                34,254
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              300,872               125,583              (22,766)              (34,254)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              770,403                    --             1,151,128               648,892
      Realized gains (losses) on sale of
        investments.........................              110,840              (47,272)               174,450              (70,561)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              881,243              (47,272)             1,325,578               578,331
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (2,537,563)             (166,506)           (3,212,654)             (847,982)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (1,656,320)             (213,778)           (1,887,076)             (269,651)
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (1,355,448)  $           (88,195)  $        (1,909,842)  $          (303,905)
                                              ===================  ====================  ====================  ====================


                                                FTVIPT TEMPLETON      FTVIPT TEMPLETON       GOLDMAN SACHS        JANUS HENDERSON
                                                   FOREIGN VIP         GLOBAL BOND VIP     STRATEGIC GROWTH         ENTERPRISE
                                                INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            444,981  $                 --  $            26,054  $            11,307
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               105,167                 3,094               26,391               34,281
      Administrative charges................                 7,000                    --                  459                  513
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................               112,167                 3,094               26,850               34,794
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               332,814               (3,094)                (796)             (23,487)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --            2,612,891              520,710
      Realized gains (losses) on sale of
        investments.........................               108,990                   824              349,492              335,324
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......               108,990                   824            2,962,383              856,034
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (3,263,223)                17,210          (2,997,593)            (882,442)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,154,233)                18,034             (35,210)             (26,408)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,821,419)  $             14,940  $          (36,006)  $          (49,895)
                                              ====================  ====================  ===================  ===================

                                                     LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                AGGRESSIVE GROWTH     DIVIDEND STRATEGY
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             80,944  $             32,446
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                55,999                14,837
      Administrative charges................                   776                   208
                                              --------------------  --------------------
        Total expenses......................                56,775                15,045
                                              --------------------  --------------------
           Net investment income (loss).....                24,169                17,401
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               838,053               140,503
      Realized gains (losses) on sale of
        investments.........................               519,356                82,115
                                              --------------------  --------------------
           Net realized gains (losses)......             1,357,409               222,618
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (2,429,436)             (367,195)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (1,072,027)             (144,577)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,047,858)  $          (127,176)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE             LMPVET
                                               LARGE CAP GROWTH       LARGE CAP VALUE     CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                               INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             33,924  $           147,076   $                 18  $             5,381
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                48,020               38,021                      3                1,533
      Administrative charges...............                 1,300                3,496                      1                  816
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................                49,320               41,517                      4                2,349
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (15,396)              105,559                     14                3,032
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               323,494              617,035                      5               10,859
      Realized gains (losses) on sale of
        investments........................               481,800              133,390                    109                  872
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               805,294              750,425                    114               11,731
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (729,463)          (1,731,225)                  (152)             (32,746)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                75,831            (980,800)                   (38)             (21,015)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             60,435  $         (875,241)   $               (24)  $          (17,983)
                                             ====================  ====================  ====================  ===================

                                                    LMPVET
                                                  QS VARIABLE        LMPVIT WESTERN          PIONEER VCT
                                                MODERATE GROWTH      ASSET CORE PLUS        MID CAP VALUE     THE MERGER FUND VL
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,441  $            296,195  $            21,092  $             14,305
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  510                40,124               23,334                12,780
      Administrative charges...............                  249                 3,938                  611                 1,113
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................                  759                44,062               23,945                13,893
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                  682               252,133              (2,853)                   412
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,563                    --              385,284                22,917
      Realized gains (losses) on sale of
        investments........................                2,811              (93,757)             (18,982)                 7,215
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                5,374              (93,757)              366,302                30,132
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (9,925)             (380,579)          (1,269,034)                95,550
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,551)             (474,336)            (902,732)               125,682
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (3,869)  $          (222,203)  $         (905,585)  $            126,094
                                             ===================  ====================  ===================  ====================

                                                                      VANGUARD VIF
                                                 VANGUARD VIF          TOTAL STOCK
                                                 MID-CAP INDEX        MARKET INDEX
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            81,833  $            356,797
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               35,861               119,121
      Administrative charges...............                2,432                 7,075
                                             -------------------  --------------------
        Total expenses.....................               38,293               126,196
                                             -------------------  --------------------
           Net investment income (loss)....               43,540               230,601
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              332,722               912,157
      Realized gains (losses) on sale of
        investments........................              194,502               568,809
                                             -------------------  --------------------
           Net realized gains (losses).....              527,224             1,480,966
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,188,906)           (2,992,566)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (661,682)           (1,511,600)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (618,142)  $        (1,280,999)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       AMERICAN FUNDS(R) GLOBAL GROWTH       AMERICAN FUNDS(R) GROWTH
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2018             2017             2018              2017
                                      ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        22,820  $         3,705   $      (89,165)  $      (89,010)
   Net realized gains (losses)......        2,534,781        1,055,965         7,450,389        6,242,343
   Change in unrealized gains
     (losses) on investments........      (4,488,429)        4,661,286       (7,396,150)        6,729,723
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,930,828)        5,720,956          (34,926)       12,883,056
                                      ---------------  ---------------   ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          489,575          548,041         1,225,857        1,305,338
   Net transfers (including
     fixed account).................        (251,889)        (197,882)       (2,584,516)      (2,719,500)
   Policy charges...................        (747,158)        (791,396)       (1,801,513)      (1,865,653)
   Transfers for policy benefits
     and terminations...............      (2,129,844)        (823,842)       (2,666,513)      (1,623,340)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,639,316)      (1,265,079)       (5,826,685)      (4,903,155)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,570,144)        4,455,877       (5,861,611)        7,979,901
NET ASSETS:
   Beginning of year................       23,586,576       19,130,699        57,737,288       49,757,387
                                      ---------------  ---------------   ---------------  ---------------
   End of year......................  $    19,016,432  $    23,586,576   $    51,875,677  $    57,737,288
                                      ===============  ===============   ===============  ===============


                                       AMERICAN FUNDS(R) GROWTH-INCOME     BHFTI BLACKROCK HIGH YIELD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017              2018             2017
                                      ---------------  --------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       250,148  $      224,174   $         4,519  $         4,921
   Net realized gains (losses)......        3,103,344       2,477,387             (325)            (106)
   Change in unrealized gains
     (losses) on investments........      (3,814,131)       3,172,239           (6,992)            2,220
                                      ---------------  --------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (460,639)       5,873,800           (2,798)            7,035
                                      ---------------  --------------   ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          889,307       1,037,954             3,422            3,578
   Net transfers (including
     fixed account).................        (778,269)       (444,746)                20               19
   Policy charges...................      (1,137,643)     (1,172,177)           (6,252)          (5,935)
   Transfers for policy benefits
     and terminations...............      (2,865,367)     (1,327,008)           (3,040)              (6)
                                      ---------------  --------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,891,972)     (1,905,977)           (5,850)          (2,344)
                                      ---------------  --------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,352,611)       3,967,823           (8,648)            4,691
NET ASSETS:
   Beginning of year................       31,750,812      27,782,989            98,972           94,281
                                      ---------------  --------------   ---------------  ---------------
   End of year......................  $    27,398,201  $   31,750,812   $        90,324  $        98,972
                                      ===============  ==============   ===============  ===============

                                                    BHFTI                             BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100     BRIGHTHOUSE SMALL CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        17,665  $        21,425  $        62,069  $        24,111
   Net realized gains (losses)......          301,170          188,161          778,108          527,206
   Change in unrealized gains
     (losses) on investments........        (621,781)          408,544      (2,804,885)          764,246
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (302,946)          618,130      (1,964,708)        1,315,563
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          117,999          188,219          252,709          262,750
   Net transfers (including
     fixed account).................         (35,164)          624,252          145,297        (564,170)
   Policy charges...................        (188,284)        (194,182)        (436,067)        (450,822)
   Transfers for policy benefits
     and terminations...............        (717,853)         (11,874)        (476,093)        (158,105)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (823,302)          606,415        (514,154)        (910,347)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,126,248)        1,224,545      (2,478,862)          405,216
NET ASSETS:
   Beginning of year................        3,920,559        2,696,014       13,144,758       12,739,542
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,794,311  $     3,920,559  $    10,665,896  $    13,144,758
                                      ===============  ===============  ===============  ===============

                                         BHFTI BRIGHTHOUSE/ABERDEEN
                                           EMERGING MARKETS EQUITY
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       166,966  $        45,704
   Net realized gains (losses)......           73,422           29,799
   Change in unrealized gains
     (losses) on investments........      (1,377,811)        1,747,255
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,137,423)        1,822,758
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          198,648          228,885
   Net transfers (including
     fixed account).................         (53,420)          222,211
   Policy charges...................        (340,399)        (383,686)
   Transfers for policy benefits
     and terminations...............        (187,137)        (226,106)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (382,308)        (158,696)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,519,731)        1,664,062
NET ASSETS:
   Beginning of year................        8,299,654        6,635,592
                                      ---------------  ---------------
   End of year......................  $     6,779,923  $     8,299,654
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                            BHFTI CLARION GLOBAL                BHFTI CLEARBRIDGE
                                                 REAL ESTATE                    AGGRESSIVE GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018             2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       280,194  $       142,785  $       134,094  $       164,714
   Net realized gains (losses)......         (19,610)          (1,443)        2,016,195          519,315
   Change in unrealized gains
     (losses) on investments........        (717,067)          321,606      (4,045,612)        4,136,543
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (456,483)          462,948      (1,895,323)        4,820,572
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          120,264          127,716        1,108,696        1,229,209
   Net transfers (including
     fixed account).................          451,124         (89,503)        (144,252)        (346,766)
   Policy charges...................        (152,065)        (158,332)      (1,643,209)      (1,700,420)
   Transfers for policy benefits
     and terminations...............        (167,138)         (30,782)      (1,668,538)      (1,510,029)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          252,185        (150,901)      (2,347,303)      (2,328,006)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (204,298)          312,047      (4,242,626)        2,492,566
NET ASSETS:
   Beginning of year................        4,922,582        4,610,535       29,814,558       27,321,992
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,718,284  $     4,922,582  $    25,571,932  $    29,814,558
                                      ===============  ===============  ===============  ===============


                                           BHFTI INVESCO COMSTOCK        BHFTI INVESCO SMALL CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            53  $        76,680  $      (16,740)  $      (16,677)
   Net realized gains (losses)......          569,756          367,967          335,968          234,142
   Change in unrealized gains
     (losses) on investments........      (1,190,240)          346,154        (580,553)          353,500
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (620,431)          790,801        (261,325)          570,965
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          136,869          141,424           62,113           59,239
   Net transfers (including
     fixed account).................           71,052        (236,800)          151,196        (111,890)
   Policy charges...................        (156,293)        (177,331)        (127,693)        (134,968)
   Transfers for policy benefits
     and terminations...............        (415,997)        (229,252)        (122,028)        (134,294)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (364,369)        (501,959)         (36,412)        (321,913)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (984,800)          288,842        (297,737)          249,052
NET ASSETS:
   Beginning of year................        5,247,598        4,958,756        2,701,903        2,452,851
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,262,798  $     5,247,598  $     2,404,166  $     2,701,903
                                      ===============  ===============  ===============  ===============

                                                BHFTI LOOMIS                  BHFTI MFS(R) RESEARCH
                                            SAYLES GLOBAL MARKETS                 INTERNATIONAL
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        90,934  $        61,595  $       202,478  $       135,208
   Net realized gains (losses)......          508,377          189,414          168,613           92,094
   Change in unrealized gains
     (losses) on investments........        (890,160)          863,086      (2,232,190)        2,480,666
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (290,849)        1,114,095      (1,861,099)        2,707,968
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          106,101          119,497          182,777          199,235
   Net transfers (including
     fixed account).................            1,733           34,624        1,724,605           43,863
   Policy charges...................        (198,239)        (219,865)        (532,491)        (456,966)
   Transfers for policy benefits
     and terminations...............        (308,364)        (382,717)        (408,219)        (265,660)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (398,769)        (448,461)          966,672        (479,528)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (689,618)          665,634        (894,427)        2,228,440
NET ASSETS:
   Beginning of year................        5,711,060        5,045,426       12,128,858        9,900,418
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     5,021,442  $     5,711,060  $    11,234,431  $    12,128,858
                                      ===============  ===============  ===============  ===============

                                            BHFTI MORGAN STANLEY
                                               MID CAP GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,650)  $         (573)
   Net realized gains (losses)......          226,118           12,660
   Change in unrealized gains
     (losses) on investments........        (144,037)          124,160
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           80,431          136,247
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           51,413           30,302
   Net transfers (including
     fixed account).................        (189,397)          279,025
   Policy charges...................        (126,536)         (59,992)
   Transfers for policy benefits
     and terminations...............          (2,275)          (1,567)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (266,795)          247,768
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (186,364)          384,015
NET ASSETS:
   Beginning of year................          556,986          172,971
                                      ---------------  ---------------
   End of year......................  $       370,622  $       556,986
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTI OPPENHEIMER                BHFTI PIMCO INFLATION
                                               GLOBAL EQUITY                     PROTECTED BOND
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                           2018             2017              2018            2017
                                      ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       190,255  $       149,357  $        48,620  $       43,716
   Net realized gains (losses)......        2,956,152          765,119         (48,068)        (31,927)
   Change in unrealized gains
     (losses) on investments........      (6,210,903)        5,726,900         (96,822)         101,021
                                      ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,064,496)        6,641,376         (96,270)         112,810
                                      ---------------  ---------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          703,450          775,033          186,847         192,399
   Net transfers (including
     fixed account).................          500,513        (231,437)          154,023         249,490
   Policy charges...................      (1,252,374)      (1,266,805)        (201,917)       (203,761)
   Transfers for policy benefits
     and terminations...............        (972,109)        (985,517)        (198,162)       (148,203)
                                      ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,020,520)      (1,708,726)         (59,209)          89,925
                                      ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............      (4,085,016)        4,932,650        (155,479)         202,735
NET ASSETS:
   Beginning of year................       23,750,003       18,817,353        3,598,462       3,395,727
                                      ---------------  ---------------  ---------------  --------------
   End of year......................  $    19,664,987  $    23,750,003  $     3,442,983  $    3,598,462
                                      ===============  ===============  ===============  ==============

                                                                              BHFTI T. ROWE PRICE
                                          BHFTI PIMCO TOTAL RETURN              LARGE CAP VALUE
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2018            2017             2018             2017
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       223,729  $      300,991  $       402,473  $       458,355
   Net realized gains (losses)......         (19,378)         151,718        3,148,147        2,986,243
   Change in unrealized gains
     (losses) on investments........        (425,683)         582,960      (6,425,786)        1,342,803
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (221,332)       1,035,669      (2,875,166)        4,787,401
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          655,530         778,753          827,260          895,577
   Net transfers (including
     fixed account).................        (159,600)         952,404        (321,172)        (453,484)
   Policy charges...................        (993,891)     (1,054,792)      (1,397,858)      (1,412,402)
   Transfers for policy benefits
     and terminations...............        (935,183)       (959,483)      (1,879,185)      (1,615,882)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,433,144)       (283,118)      (2,770,955)      (2,586,191)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,654,476)         752,551      (5,646,121)        2,201,210
NET ASSETS:
   Beginning of year................       28,029,287      27,276,736       32,762,191       30,560,981
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $    26,374,811  $   28,029,287  $    27,116,070  $    32,762,191
                                      ===============  ==============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BLACKROCK
                                                 BOND INCOME                 CAPITAL APPRECIATION
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                            2018             2017            2018             2017
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         4,477  $         4,767  $     (93,342)  $     (100,063)
   Net realized gains (losses)......               52            1,264       5,877,884        1,811,625
   Change in unrealized gains
     (losses) on investments........          (8,024)              919     (4,946,482)        6,726,530
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (3,495)            6,950         838,060        8,438,092
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --       1,188,935        1,289,926
   Net transfers (including
     fixed account).................              464              301       (181,587)        (346,011)
   Policy charges...................         (13,493)         (14,121)     (1,841,859)      (1,839,580)
   Transfers for policy benefits
     and terminations...............          (4,591)         (22,132)     (1,380,667)      (1,421,780)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (17,620)         (35,952)     (2,215,178)      (2,317,445)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............         (21,115)         (29,002)     (1,377,118)        6,120,647
NET ASSETS:
   Beginning of year................          221,887          250,889      32,402,041       26,281,394
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $       200,772  $       221,887  $   31,024,923  $    32,402,041
                                      ===============  ===============  ==============  ===============

                                              BHFTII BLACKROCK
                                            ULTRA-SHORT TERM BOND
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        90,376  $      (32,973)
   Net realized gains (losses)......           64,581           42,632
   Change in unrealized gains
     (losses) on investments........           49,491           49,901
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          204,448           59,560
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        3,586,604        3,629,265
   Net transfers (including
     fixed account).................        4,908,275        (985,849)
   Policy charges...................      (3,871,786)      (4,260,920)
   Transfers for policy benefits
     and terminations...............      (3,879,532)      (2,350,035)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          743,561      (3,967,539)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          948,009      (3,907,979)
NET ASSETS:
   Beginning of year................       14,970,643       18,878,622
                                      ---------------  ---------------
   End of year......................  $    15,918,652  $    14,970,643
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                             BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2018              2017             2018             2017
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         12,934  $        14,317  $        21,965  $        21,417
   Net realized gains (losses)......             7,016            8,013           45,486           48,104
   Change in unrealized gains
     (losses) on investments........          (45,628)           35,671        (132,966)           76,002
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (25,678)           58,001         (65,515)          145,523
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            28,762           31,112           68,868           67,109
   Net transfers (including
     fixed account).................            74,029         (82,190)         (73,802)         (40,516)
   Policy charges...................          (42,206)         (55,822)        (127,512)        (118,846)
   Transfers for policy benefits
     and terminations...............           (6,482)        (187,227)          (4,271)         (60,672)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            54,103        (294,127)        (136,717)        (152,925)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            28,425        (236,126)        (202,232)          (7,402)
NET ASSETS:
   Beginning of year................           820,045        1,056,171        1,508,923        1,516,325
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $        848,470  $       820,045  $     1,306,691  $     1,508,923
                                      ================  ===============  ===============  ===============


                                             BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         68,220  $        69,622  $        59,103  $        72,260
   Net realized gains (losses)......           292,750          278,225          626,561          503,195
   Change in unrealized gains
     (losses) on investments........         (792,576)          484,684      (1,305,716)          770,151
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (431,606)          832,531        (620,052)        1,345,606
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           216,877          196,828          311,098          352,737
   Net transfers (including
     fixed account).................           111,594           73,906          (2,121)          682,880
   Policy charges...................         (438,163)        (401,005)        (339,594)        (339,604)
   Transfers for policy benefits
     and terminations...............          (95,792)         (60,471)      (1,363,813)        (267,035)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (205,484)        (190,742)      (1,394,430)          428,978
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (637,090)          641,789      (2,014,482)        1,774,584
NET ASSETS:
   Beginning of year................         6,697,960        6,056,171        8,977,329        7,202,745
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $      6,060,870  $     6,697,960  $     6,962,847  $     8,977,329
                                      ================  ===============  ===============  ===============

                                                                                 BHFTII BRIGHTHOUSE/
                                             BHFTII BRIGHTHOUSE/               WELLINGTON CORE EQUITY
                                             WELLINGTON BALANCED                    OPPORTUNITIES
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2018             2017              2018              2017
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       165,847   $       183,556  $         67,464  $        51,416
   Net realized gains (losses)......        1,117,794           509,241           356,087          209,801
   Change in unrealized gains
     (losses) on investments........      (1,773,456)         1,012,489         (431,501)          691,475
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (489,815)         1,705,286           (7,950)          952,692
                                      ---------------   ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          480,223           498,890           135,006          140,193
   Net transfers (including
     fixed account).................           52,377           521,699            91,466        (151,589)
   Policy charges...................        (710,135)         (720,842)         (261,190)        (250,724)
   Transfers for policy benefits
     and terminations...............        (714,762)         (753,903)         (537,369)        (438,041)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (892,297)         (454,156)         (572,087)        (700,161)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,382,112)         1,251,130         (580,037)          252,531
NET ASSETS:
   Beginning of year................       12,904,218        11,653,088         5,738,782        5,486,251
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    11,522,106   $    12,904,218  $      5,158,745  $     5,738,782
                                      ===============   ===============  ================  ===============


                                               BHFTII FRONTIER
                                               MID CAP GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018              2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (18,879)  $      (22,325)
   Net realized gains (losses)......          592,623          185,259
   Change in unrealized gains
     (losses) on investments........        (801,980)          722,005
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (228,236)          884,939
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          117,512          138,857
   Net transfers (including
     fixed account).................         (72,088)         (26,089)
   Policy charges...................        (186,894)        (188,993)
   Transfers for policy benefits
     and terminations...............        (268,384)        (177,601)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (409,854)        (253,826)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (638,090)          631,113
NET ASSETS:
   Beginning of year................        4,298,726        3,667,613
                                      ---------------  ---------------
   End of year......................  $     3,660,636  $     4,298,726
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                BHFTII METLIFE
                                           BHFTII JENNISON GROWTH            AGGREGATE BOND INDEX
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (9,398)  $      (20,180)  $           497  $           544
   Net realized gains (losses)......        4,926,364        2,133,466             (54)             (31)
   Change in unrealized gains
     (losses) on investments........      (4,752,867)        5,476,064            (619)               90
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          164,099        7,589,350            (176)              603
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          928,105          916,311              149              204
   Net transfers (including
     fixed account).................        (124,777)        (103,628)              111              175
   Policy charges...................      (1,469,307)      (1,370,575)          (1,106)          (1,153)
   Transfers for policy benefits
     and terminations...............      (1,380,246)      (1,210,592)            (113)          (1,814)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,046,225)      (1,768,484)            (959)          (2,588)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,882,126)        5,820,866          (1,135)          (1,985)
NET ASSETS:
   Beginning of year................       27,057,399       21,236,533           21,198           23,183
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    25,175,273  $    27,057,399  $        20,063  $        21,198
                                      ===============  ===============  ===============  ===============

                                              BHFTII METLIFE                     BHFTII METLIFE
                                            MSCI EAFE(R) INDEX                RUSSELL 2000(R) INDEX
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        12,461  $         9,208  $       133,401  $       134,198
   Net realized gains (losses)......            4,180            3,102        1,860,367        1,248,237
   Change in unrealized gains
     (losses) on investments........         (92,977)           78,847      (3,961,104)        1,053,714
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (76,336)           91,157      (1,967,336)        2,436,149
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           80,943           79,086          421,826          509,735
   Net transfers (including
     fixed account).................           19,840            8,639          217,627        (292,433)
   Policy charges...................         (53,807)         (49,326)        (780,903)        (807,825)
   Transfers for policy benefits
     and terminations...............         (25,974)            (110)      (1,034,609)        (623,283)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           21,002           38,289      (1,176,059)      (1,213,806)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (55,334)          129,446      (3,143,395)        1,222,343
NET ASSETS:
   Beginning of year................          491,930          362,484       19,148,492       17,926,149
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       436,596  $       491,930  $    16,005,097  $    19,148,492
                                      ===============  ===============  ===============  ===============


                                         BHFTII METLIFE STOCK INDEX       BHFTII MFS(R) TOTAL RETURN
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                            2018             2017            2018             2017
                                      ---------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       991,783  $       852,935  $      462,711   $      530,448
   Net realized gains (losses)......        6,360,372        3,630,146       2,123,376        2,128,614
   Change in unrealized gains
     (losses) on investments........     (10,504,823)        8,010,860     (4,249,792)          592,835
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,152,668)       12,493,941     (1,663,705)        3,251,897
                                      ---------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,428,324        1,563,177       1,194,354        1,405,485
   Net transfers (including
     fixed account).................      (2,155,951)        5,689,751       (298,322)      (1,216,199)
   Policy charges...................      (2,886,427)      (2,818,569)     (1,614,662)      (1,861,634)
   Transfers for policy benefits
     and terminations...............      (2,192,870)      (2,545,010)     (2,318,408)      (1,414,272)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (5,806,924)        1,889,349     (3,037,038)      (3,086,620)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets...............      (8,959,592)       14,383,290     (4,700,743)          165,277
NET ASSETS:
   Beginning of year................       70,873,380       56,490,090      29,604,042       29,438,765
                                      ---------------  ---------------  --------------   --------------
   End of year......................  $    61,913,788  $    70,873,380  $   24,903,299   $   29,604,042
                                      ===============  ===============  ==============   ==============


                                             BHFTII MFS(R) VALUE
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       221,391  $       310,110
   Net realized gains (losses)......        1,474,812        1,506,638
   Change in unrealized gains
     (losses) on investments........      (3,989,798)        1,688,153
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,293,595)        3,504,901
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          504,206          541,314
   Net transfers (including
     fixed account).................        (102,440)      (2,052,590)
   Policy charges...................        (769,272)        (795,580)
   Transfers for policy benefits
     and terminations...............        (983,546)        (326,659)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,351,052)      (2,633,515)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,644,647)          871,386
NET ASSETS:
   Beginning of year................       23,132,101       22,260,715
                                      ---------------  ---------------
   End of year......................  $    19,487,454  $    23,132,101
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                               BHFTII T. ROWE                     BHFTII T. ROWE
                                           PRICE LARGE CAP GROWTH             PRICE SMALL CAP GROWTH
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                           2018              2017              2018             2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (17,451)  $       (34,173)  $      (59,845)  $      (61,650)
   Net realized gains (losses)......        1,913,790           715,510        1,615,942          996,457
   Change in unrealized gains
     (losses) on investments........      (2,054,614)         1,675,125      (2,345,344)        1,422,783
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (158,275)         2,356,462        (789,247)        2,357,590
                                      ---------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          183,021           233,393          210,637          246,038
   Net transfers (including
     fixed account).................          676,601         (405,623)        (599,463)        (501,344)
   Policy charges...................        (409,458)         (391,537)        (448,438)        (441,175)
   Transfers for policy benefits
     and terminations...............        (569,306)         (397,246)        (415,763)        (161,449)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (119,142)         (961,013)      (1,253,027)        (857,930)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (277,417)         1,395,449      (2,042,274)        1,499,660
NET ASSETS:
   Beginning of year................        8,938,003         7,542,554       12,923,112       11,423,452
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     8,660,586  $      8,938,003  $    10,880,838  $    12,923,112
                                      ===============  ================  ===============  ===============

                                                   BHFTII                            BHFTII
                                          WESTERN ASSET MANAGEMENT          WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES             U.S. GOVERNMENT
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       812,380  $       575,089  $       379,138  $       399,313
   Net realized gains (losses)......           18,586          119,254         (97,777)         (34,703)
   Change in unrealized gains
     (losses) on investments........      (1,558,025)          577,281        (159,781)         (97,627)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (727,059)        1,271,624          121,580          266,983
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          379,229          571,914          967,176        1,266,036
   Net transfers (including
     fixed account).................           75,944          361,745          556,190        2,210,971
   Policy charges...................        (888,149)      (1,035,557)      (1,508,345)      (1,442,456)
   Transfers for policy benefits
     and terminations...............      (1,421,019)        (624,477)        (337,281)        (386,048)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,853,995)        (726,375)        (322,260)        1,648,503
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,581,054)          545,249        (200,680)        1,915,486
NET ASSETS:
   Beginning of year................       17,898,465       17,353,216       19,573,715       17,658,229
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    15,317,411  $    17,898,465  $    19,373,035  $    19,573,715
                                      ===============  ===============  ===============  ===============



                                         FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,687)  $        49,236  $       300,872  $       223,182
   Net realized gains (losses)......        2,829,803        2,053,553          881,243          477,225
   Change in unrealized gains
     (losses) on investments........      (4,403,208)        2,475,842      (2,537,563)        1,295,883
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,575,092)        4,578,631      (1,355,448)        1,996,290
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          435,441          459,756          560,797          727,916
   Net transfers (including
     fixed account).................      (1,375,822)      (2,281,467)        (251,728)        (486,356)
   Policy charges...................        (786,942)        (787,797)        (963,455)      (1,038,285)
   Transfers for policy benefits
     and terminations...............        (741,511)        (380,135)        (981,137)        (725,347)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,468,834)      (2,989,643)      (1,635,523)      (1,522,072)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,043,926)        1,588,988      (2,990,971)          474,218
NET ASSETS:
   Beginning of year................       25,674,163       24,085,175       17,307,553       16,833,335
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    21,630,237  $    25,674,163  $    14,316,582  $    17,307,553
                                      ===============  ===============  ===============  ===============



                                          FIDELITY(R) VIP HIGH INCOME
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2018             2017
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        125,583  $       135,436
   Net realized gains (losses)......          (47,272)         (17,221)
   Change in unrealized gains
     (losses) on investments........         (166,506)           57,314
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (88,195)          175,529
                                      ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           109,946          147,688
   Net transfers (including
     fixed account).................         (146,453)             (64)
   Policy charges...................         (182,246)        (224,386)
   Transfers for policy benefits
     and terminations...............         (128,556)        (136,546)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (347,309)        (213,308)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (435,504)         (37,779)
NET ASSETS:
   Beginning of year................         2,714,860        2,752,639
                                      ----------------  ---------------
   End of year......................  $      2,279,356  $     2,714,860
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                 FTVIPT FRANKLIN
                                           FIDELITY(R) VIP MID CAP          SMALL-MID CAP GROWTH VIP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017              2018            2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (22,766)  $      (20,300)  $      (34,254)  $      (42,540)
   Net realized gains (losses)......        1,325,578          747,777          578,331          585,410
   Change in unrealized gains
     (losses) on investments........      (3,212,654)        1,546,357        (847,982)          667,210
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,909,842)        2,273,834        (303,905)        1,210,080
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          310,048          375,507          100,122          104,777
   Net transfers (including
     fixed account).................         (23,859)        (269,710)        (487,365)         (42,117)
   Policy charges...................        (466,330)        (473,305)        (219,322)        (235,050)
   Transfers for policy benefits
     and terminations...............        (715,701)        (272,530)        (464,939)        (132,170)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (895,842)        (640,038)      (1,071,504)        (304,560)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,805,684)        1,633,796      (1,375,409)          905,520
NET ASSETS:
   Beginning of year................       13,508,474       11,874,678        6,887,007        5,981,487
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    10,702,790  $    13,508,474  $     5,511,598  $     6,887,007
                                      ===============  ===============  ===============  ===============

                                                                                FTVIPT TEMPLETON
                                       FTVIPT TEMPLETON FOREIGN VIP              GLOBAL BOND VIP
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       332,814  $       347,854  $       (3,094)  $       (3,546)
   Net realized gains (losses)......          108,990           41,278              824            2,371
   Change in unrealized gains
     (losses) on investments........      (3,263,223)        2,342,683           17,210           18,279
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,821,419)        2,731,815           14,940           17,104
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          333,500          367,942           57,401           61,545
   Net transfers (including
     fixed account).................        (799,109)           20,760           15,749         (31,352)
   Policy charges...................        (508,012)        (569,396)         (53,777)         (63,179)
   Transfers for policy benefits
     and terminations...............        (966,348)        (384,656)         (30,728)        (126,951)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,939,969)        (565,350)         (11,355)        (159,937)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,761,388)        2,166,465            3,585        (142,833)
NET ASSETS:
   Beginning of year................       19,380,545       17,214,080          782,702          925,535
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    14,619,157  $    19,380,545  $       786,287  $       782,702
                                      ===============  ===============  ===============  ===============


                                       GOLDMAN SACHS STRATEGIC GROWTH      JANUS HENDERSON ENTERPRISE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (796)  $         2,069  $      (23,487)  $      (19,368)
   Net realized gains (losses)......        2,962,383          329,832          856,034          936,004
   Change in unrealized gains
     (losses) on investments........      (2,997,593)        1,072,456        (882,442)        1,304,076
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (36,006)        1,404,357         (49,895)        2,220,712
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           55,925          117,496          400,691          404,859
   Net transfers (including
     fixed account).................        (532,680)         (22,753)        (172,806)          114,927
   Policy charges...................        (215,781)        (201,289)        (615,072)        (571,845)
   Transfers for policy benefits
     and terminations...............         (63,595)         (14,181)        (306,678)        (551,033)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (756,131)        (120,727)        (693,865)        (603,092)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (792,137)        1,283,630        (743,760)        1,617,620
NET ASSETS:
   Beginning of year................        6,026,695        4,743,065       10,228,572        8,610,952
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     5,234,558  $     6,026,695  $     9,484,812  $    10,228,572
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        24,169  $         (611)
   Net realized gains (losses)......        1,357,409        1,137,391
   Change in unrealized gains
     (losses) on investments........      (2,429,436)          811,435
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,047,858)        1,948,215
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          309,086          355,895
   Net transfers (including
     fixed account).................        (852,326)        (159,138)
   Policy charges...................        (436,109)        (453,979)
   Transfers for policy benefits
     and terminations...............        (542,732)        (310,955)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,522,081)        (568,177)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,569,939)        1,380,038
NET ASSETS:
   Beginning of year................       14,018,459       12,638,421
                                      ---------------  ---------------
   End of year......................  $    11,448,520  $    14,018,459
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                            LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                        VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH
                                             INVESTMENT OPTION               INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                           2018            2017            2018            2017
                                     ---------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        17,401  $       15,846  $     (15,396)  $      (26,798)
   Net realized gains (losses).....          222,618          62,600         805,294          913,426
   Change in unrealized gains
     (losses) on investments.......        (367,195)         289,722       (729,463)        1,595,418
                                     ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (127,176)         368,168          60,435        2,482,046
                                     ---------------  --------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............           78,277          96,526         443,723          525,946
   Net transfers (including
     fixed account)................        (116,658)          31,609       (510,028)         (28,396)
   Policy charges..................         (77,450)        (77,425)       (764,131)        (790,034)
   Transfers for policy benefits
     and terminations..............         (30,676)        (20,294)       (604,003)        (554,601)
                                     ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (146,507)          30,416     (1,434,439)        (847,085)
                                     ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets...............        (273,683)         398,584     (1,374,004)        1,634,961
NET ASSETS:
   Beginning of year...............        2,400,184       2,001,600      11,750,497       10,115,536
                                     ---------------  --------------  --------------  ---------------
   End of year.....................  $     2,126,501  $    2,400,184  $   10,376,493  $    11,750,497
                                     ===============  ==============  ==============  ===============

                                            LMPVET CLEARBRIDGE                    LMPVET QS
                                         VARIABLE LARGE CAP VALUE       VARIABLE CONSERVATIVE GROWTH
                                             INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  --------------------------------
                                           2018            2017             2018            2017
                                     ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       105,559  $       80,988  $            14  $          (53)
   Net realized gains (losses).....          750,425         466,795              114            1,205
   Change in unrealized gains
     (losses) on investments.......      (1,731,225)         700,240            (152)            (164)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (875,241)       1,248,023             (24)              988
                                     ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          268,373         294,141            1,522               --
   Net transfers (including
     fixed account)................          404,071       (202,894)               --               --
   Policy charges..................        (474,001)       (511,591)          (1,405)          (1,895)
   Transfers for policy benefits
     and terminations..............        (307,319)       (504,709)              (8)         (34,176)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (108,876)       (925,053)              109         (36,071)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (984,117)         322,970               85         (35,083)
NET ASSETS:
   Beginning of year...............        9,558,412       9,235,442              526           35,609
                                     ---------------  --------------  ---------------  ---------------
   End of year.....................  $     8,574,295  $    9,558,412  $           611  $           526
                                     ===============  ==============  ===============  ===============

                                                 LMPVET QS                       LMPVET QS
                                              VARIABLE GROWTH            VARIABLE MODERATE GROWTH
                                             INVESTMENT OPTION               INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                          2018             2017            2018             2017
                                     ---------------  --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         3,032  $        1,335  $          682   $          577
   Net realized gains (losses).....           11,731          33,138           5,374           12,972
   Change in unrealized gains
     (losses) on investments.......         (32,746)         (2,637)         (9,925)          (4,200)
                                     ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (17,983)          31,836         (3,869)            9,349
                                     ---------------  --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............               --              --              --               --
   Net transfers (including
     fixed account)................             (87)           1,963         (8,204)            (191)
   Policy charges..................          (7,486)         (6,789)         (4,127)          (4,266)
   Transfers for policy benefits
     and terminations..............            (995)            (23)              --             (27)
                                     ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........          (8,568)         (4,849)        (12,331)          (4,484)
                                     ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets...............         (26,551)          26,987        (16,200)            4,865
NET ASSETS:
   Beginning of year...............          206,021         179,034          68,016           63,151
                                     ---------------  --------------  --------------   --------------
   End of year.....................  $       179,470  $      206,021  $       51,816   $       68,016
                                     ===============  ==============  ==============   ==============

                                           LMPVIT WESTERN ASSET
                                                 CORE PLUS
                                             INVESTMENT OPTION
                                     --------------------------------
                                           2018            2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       252,133  $       282,707
   Net realized gains (losses).....         (93,757)         (45,865)
   Change in unrealized gains
     (losses) on investments.......        (380,579)          137,760
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (222,203)          374,602
                                     ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          222,852          295,904
   Net transfers (including
     fixed account)................          992,749          230,579
   Policy charges..................        (387,636)        (399,196)
   Transfers for policy benefits
     and terminations..............        (796,883)        (380,395)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........           31,082        (253,108)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (191,121)          121,494
NET ASSETS:
   Beginning of year...............        7,820,716        7,699,222
                                     ---------------  ---------------
   End of year.....................  $     7,629,595  $     7,820,716
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          PIONEER VCT MID CAP VALUE            THE MERGER FUND VL
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017              2018            2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (2,853)  $       (4,111)  $           412  $      (15,756)
   Net realized gains (losses)......          366,302          402,707           30,132            (560)
   Change in unrealized gains
     (losses) on investments........      (1,269,034)          149,451           95,550           50,338
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (905,585)          548,047          126,094           34,022
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          172,507          184,919           28,025           27,774
   Net transfers (including
     fixed account).................        (133,607)         (83,776)           91,831         (31,863)
   Policy charges...................        (171,475)        (245,549)         (71,291)         (67,574)
   Transfers for policy benefits
     and terminations...............        (374,560)         (98,715)          (3,633)         (42,602)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (507,135)        (243,121)           44,932        (114,265)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,412,720)          304,926          171,026         (80,243)
NET ASSETS:
   Beginning of year................        4,967,240        4,662,314        1,921,236        2,001,479
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     3,554,520  $     4,967,240  $     2,092,262  $     1,921,236
                                      ===============  ===============  ===============  ===============

                                                                                  VANGUARD VIF
                                         VANGUARD VIF MID-CAP INDEX         TOTAL STOCK MARKET INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018             2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        43,540  $        40,578  $       230,601  $       281,298
   Net realized gains (losses)......          527,224          494,557        1,480,966        1,449,726
   Change in unrealized gains
     (losses) on investments........      (1,188,906)          608,814      (2,992,566)        2,259,869
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (618,142)        1,143,949      (1,280,999)        3,990,893
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          233,013          264,870          361,142          405,093
   Net transfers (including
     fixed account).................        (154,020)         (68,581)           32,493         (43,704)
   Policy charges...................        (388,692)        (388,304)        (993,379)        (917,176)
   Transfers for policy benefits
     and terminations...............        (398,275)        (393,345)        (212,364)        (205,795)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (707,974)        (585,360)        (812,108)        (761,582)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,326,116)          558,589      (2,093,107)        3,229,311
NET ASSETS:
   Beginning of year................        6,972,944        6,414,355       23,264,525       20,035,214
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     5,646,828  $     6,972,944  $    21,171,418  $    23,264,525
                                      ===============  ===============  ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 10, 1983 to support MICC's operations with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")     Janus Aspen Series ("Janus Aspen")
Brighthouse Funds Trust I ("BHFTI")                          Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust II ("BHFTII")                          ("LMPVET")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Legg Mason Partners Variable Income Trust
Franklin Templeton Variable Insurance Products Trust           ("LMPVIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Goldman Sachs Variable Insurance Trust ("Goldman             The Merger Fund VL
   Sachs")                                                   Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges applied to the Separate Account, are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2018:

American Funds(R) Global Growth Investment Option      BHFTI Invesco Comstock Investment Option
American Funds(R) Growth Investment Option             BHFTI Invesco Small Cap Growth Investment Option
American Funds(R) Growth-Income Investment Option      BHFTI Loomis Sayles Global Markets Investment
BHFTI BlackRock High Yield Investment Option             Option
BHFTI Brighthouse Asset Allocation 100 Investment      BHFTI MFS(R) Research International Investment
   Option                                                Option
BHFTI Brighthouse Small Cap Value Investment Option    BHFTI Morgan Stanley Mid Cap Growth Investment
BHFTI Brighthouse/Aberdeen Emerging Markets              Option
   Equity Investment Option (a)                        BHFTI Oppenheimer Global Equity Investment
BHFTI Clarion Global Real Estate Investment Option       Option (a)
BHFTI ClearBridge Aggressive Growth Investment         BHFTI PIMCO Inflation Protected Bond Investment
   Option                                                Option

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


BHFTI PIMCO Total Return Investment Option              BHFTII Western Asset Management Strategic Bond
BHFTI T. Rowe Price Large Cap Value Investment            Opportunities Investment Option
   Option (a)                                           BHFTII Western Asset Management U.S. Government
BHFTII BlackRock Bond Income Investment Option            Investment Option
BHFTII BlackRock Capital Appreciation Investment        Fidelity(R) VIP Contrafund Investment Option
   Option                                               Fidelity(R) VIP Equity-Income Investment Option
BHFTII BlackRock Ultra-Short Term Bond Investment       Fidelity(R) VIP High Income Investment Option
   Option                                               Fidelity(R) VIP Mid Cap Investment Option
BHFTII Brighthouse Asset Allocation 20 Investment       FTVIPT Franklin Small-Mid Cap Growth VIP
   Option                                                 Investment Option
BHFTII Brighthouse Asset Allocation 40 Investment       FTVIPT Templeton Foreign VIP Investment Option
   Option                                               FTVIPT Templeton Global Bond VIP Investment Option
BHFTII Brighthouse Asset Allocation 60 Investment       Goldman Sachs Strategic Growth Investment Option
   Option                                               Janus Henderson Enterprise Investment Option
BHFTII Brighthouse Asset Allocation 80 Investment       LMPVET ClearBridge Variable Aggressive Growth
   Option                                                 Investment Option
BHFTII Brighthouse/Wellington Balanced Investment       LMPVET ClearBridge Variable Dividend Strategy
   Option                                                 Investment Option
BHFTII Brighthouse/Wellington Core Equity               LMPVET ClearBridge Variable Large Cap Growth
   Opportunities Investment Option                        Investment Option
BHFTII Frontier Mid Cap Growth Investment Option        LMPVET ClearBridge Variable Large Cap Value
BHFTII Jennison Growth Investment Option                  Investment Option
BHFTII MetLife Aggregate Bond Index Investment          LMPVET QS Variable Conservative Growth
   Option                                                 Investment Option
BHFTII MetLife MSCI EAFE(R) Index Investment Option     LMPVET QS Variable Growth Investment Option
BHFTII MetLife Russell 2000(R) Index Investment Option  LMPVET QS Variable Moderate Growth Investment
BHFTII MetLife Stock Index Investment Option              Option
BHFTII MFS(R) Total Return Investment Option            LMPVIT Western Asset Core Plus Investment Option
BHFTII MFS(R) Value Investment Option                   Pioneer VCT Mid Cap Value Investment Option
BHFTII T. Rowe Price Large Cap Growth Investment        The Merger Fund VL Investment Option
   Option                                               Vanguard VIF Mid-Cap Index Investment Option
BHFTII T. Rowe Price Small Cap Growth Investment        Vanguard VIF Total Stock Market Index Investment
   Option                                                 Option

(a) This Investment Option invests in two or more share classes within the underlying fund or portfolio of the Trusts.

B. The following Investment Options had no net assets as of December 31, 2018:

BHFTI Harris Oakmark International Investment Option   BHFTII Neuberger Berman Genesis Investment Option

3.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.


NET TRANSFERS
Assets transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      Administrative Charge -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each policy and the Separate Account.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Administrative Charge                                                                                   0.00% - 0.40%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria.

Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annually and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $1.63 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 years or 0% to 7.50% of premium payments made in the last 10 years depending on the policy. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     ------------     --------------   --------------
     American Funds(R) Global Growth Investment Option..........        745,748       17,173,357         2,867,352         3,962,264
     American Funds(R) Growth Investment Option.................        746,631       45,488,068         6,559,186         6,692,488
     American Funds(R) Growth-Income Investment Option..........        610,209       24,692,616         3,118,707         4,638,105
     BHFTI BlackRock High Yield Investment Option...............         12,461           98,426             7,430             8,780
     BHFTI Brighthouse Asset Allocation 100 Investment Option...        245,354        2,833,685           375,837         1,047,305
     BHFTI Brighthouse Small Cap Value Investment Option........        796,571       12,031,767         1,289,231         1,043,526
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Investment Option........................................        712,775        7,226,813           938,555         1,153,975
     BHFTI Clarion Global Real Estate Investment Option.........        440,152        5,223,352           925,838           393,539
     BHFTI ClearBridge Aggressive Growth Investment Option......      1,572,692       23,110,598         2,184,637         3,040,645
     BHFTI Invesco Comstock Investment Option...................        323,442        3,515,090           610,690           608,174
     BHFTI Invesco Small Cap Growth Investment Option...........        192,058        2,897,474           848,290           555,996
     BHFTI Loomis Sayles Global Markets Investment Option.......        317,818        3,924,548           533,816           484,424
     BHFTI MFS(R) Research International Investment Option......      1,050,960       11,596,046         2,605,896         1,436,847
     BHFTI Morgan Stanley Mid Cap Growth Investment Option......         21,039          363,114           645,523           740,500
     BHFTI Oppenheimer Global Equity Investment Option..........        962,490       17,516,736         4,265,371         2,873,103
     BHFTI PIMCO Inflation Protected Bond Investment Option.....        359,799        3,737,620           653,055           663,733
     BHFTI PIMCO Total Return Investment Option.................      2,359,117       26,468,272         1,164,844         2,374,338
     BHFTI T. Rowe Price Large Cap Value Investment Option......        952,417       30,153,446         4,780,834         4,211,581
     BHFTII BlackRock Bond Income Investment Option.............          1,952          202,125             7,981            21,109
     BHFTII BlackRock Capital Appreciation Investment Option....        798,962       22,008,046         5,398,518         3,065,153
     BHFTII BlackRock Ultra-Short Term Bond Investment Option...        156,717       15,770,047         8,913,446         8,078,639
     BHFTII Brighthouse Asset Allocation 20 Investment Option...         82,637          926,069           131,085            53,879
     BHFTII Brighthouse Asset Allocation 40 Investment Option...        121,684        1,387,140           180,241           251,861
     BHFTII Brighthouse Asset Allocation 60 Investment Option...        539,247        6,230,450           703,263           590,439
     BHFTII Brighthouse Asset Allocation 80 Investment Option...        566,111        6,902,644           741,876         1,725,536
     BHFTII Brighthouse/Wellington Balanced Investment Option...        646,600       11,069,994         1,504,809         1,297,609
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Investment Option........................................        171,919        5,262,511           789,246           979,800
     BHFTII Frontier Mid Cap Growth Investment Option...........        115,453        3,494,032           729,633           675,510
     BHFTII Jennison Growth Investment Option...................      1,736,208       23,617,601         5,566,878         3,348,281
     BHFTII MetLife Aggregate Bond Index Investment Option......          1,902           20,836               773             1,239
     BHFTII MetLife MSCI EAFE(R) Index Investment Option........         35,911          468,785           124,824            91,361
     BHFTII MetLife Russell 2000(R) Index Investment Option.....        882,812       14,916,190         2,565,595         2,288,882
     BHFTII MetLife Stock Index Investment Option...............      1,310,351       47,270,364         6,699,408         7,515,137
     BHFTII MFS(R) Total Return Investment Option...............        164,265       24,501,419         3,183,741         4,037,079
     BHFTII MFS(R) Value Investment Option......................      1,411,141       20,890,121         2,076,624         1,838,744
     BHFTII T. Rowe Price Large Cap Growth Investment Option....        427,704        8,885,572         2,904,001         1,319,683
     BHFTII T. Rowe Price Small Cap Growth Investment Option....        552,055        9,876,331         1,734,046         1,922,809
     BHFTII Western Asset Management Strategic Bond
       Opportunities Investment Option..........................      1,208,033       15,791,573         2,271,087         3,312,724
     BHFTII Western Asset Management U.S. Government
       Investment Option........................................      1,686,101       19,978,883         2,438,889         2,382,000
     Fidelity(R) VIP Contrafund Investment Option...............        676,586       19,327,881         2,811,911         3,059,022
     Fidelity(R) VIP Equity-Income Investment Option............        702,834       15,074,569         1,365,010         1,929,331
     Fidelity(R) VIP High Income Investment Option..............        458,653        2,631,711           435,203           657,010
     Fidelity(R) VIP Mid Cap Investment Option..................        366,289       11,268,421         1,526,002         1,293,542
     FTVIPT Franklin Small-Mid Cap Growth VIP
       Investment Option........................................        362,140        6,761,151           846,310         1,303,201
     FTVIPT Templeton Foreign VIP Investment Option.............      1,147,511       16,458,427         1,267,914         2,875,125
     FTVIPT Templeton Global Bond VIP Investment Option.........         44,833          774,198            69,716            84,190
     Goldman Sachs Strategic Growth Investment Option...........        535,257        6,159,521         2,794,070           938,125
     Janus Henderson Enterprise Investment Option...............        150,582        6,725,026           744,286           940,996
     LMPVET ClearBridge Variable Aggressive Growth
       Investment Option........................................        495,828        9,973,944         1,102,818         1,762,773

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018              DECEMBER 31, 2018
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  ------------     -------------    --------------   --------------
     LMPVET ClearBridge Variable Dividend Strategy
       Investment Option........................................       121,319         1,667,355          255,771           244,371
     LMPVET ClearBridge Variable Large Cap Growth
       Investment Option........................................       435,089         8,463,462          654,058         1,780,399
     LMPVET ClearBridge Variable Large Cap Value
       Investment Option........................................       479,849         8,583,430        1,420,950           807,328
     LMPVET QS Variable Conservative Growth Investment Option...            48               688            1,344             1,243
     LMPVET QS Variable Growth Investment Option................        14,719           192,991           16,240            10,917
     LMPVET QS Variable Moderate Growth Investment Option.......         4,274            47,461            4,019            13,096
     LMPVIT Western Asset Core Plus Investment Option...........     1,405,154         8,388,493        1,390,491         1,107,303
     Pioneer VCT Mid Cap Value Investment Option................       231,576         4,431,962          516,510           641,249
     The Merger Fund VL Investment Option.......................       184,189         1,982,370          222,355           154,096
     Vanguard VIF Mid-Cap Index Investment Option...............       279,152         5,215,512          778,100         1,109,847
     Vanguard VIF Total Stock Market Index Investment Option....       617,975        19,146,007        3,262,096         2,931,619

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         AMERICAN FUNDS(R)                                              AMERICAN FUNDS(R)
                                           GLOBAL GROWTH            AMERICAN FUNDS(R) GROWTH              GROWTH-INCOME
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018            2017           2018            2017           2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       8,815,894      8,511,542      21,848,475      23,313,449     12,212,474      12,574,992
Units issued and transferred
   from other funding options....       1,817,097      3,051,948       5,142,375       6,288,478      2,336,742       4,030,386
Units redeemed and transferred
   to other funding options......     (2,448,326)    (2,747,596)     (6,644,836)     (7,753,452)    (3,563,010)     (4,392,904)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       8,184,665      8,815,894      20,346,014      21,848,475     10,986,206      12,212,474
                                   ==============  =============  ==============  ==============  =============  ==============


                                          BHFTI BLACKROCK               BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE
                                            HIGH YIELD                ASSET ALLOCATION 100              SMALL CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017            2018           2017
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         10,106          10,352      1,912,786       1,611,309       4,727,765      4,590,962
Units issued and transferred
   from other funding options....            365             384        298,694         451,117       2,173,212      1,707,892
Units redeemed and transferred
   to other funding options......          (957)           (630)      (686,982)       (149,640)     (1,685,846)    (1,571,089)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................          9,514          10,106      1,524,498       1,912,786       5,215,131      4,727,765
                                   =============  ==============  =============  ==============  ==============  =============

                                    BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI CLARION                BHFTI CLEARBRIDGE
                                      EMERGING MARKETS EQUITY          GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........       5,624,644      5,102,603       2,602,332      2,646,319      15,341,867     16,570,614
Units issued and transferred
   from other funding options....       3,058,422      1,810,271       1,237,238        382,996       1,219,123      1,654,502
Units redeemed and transferred
   to other funding options......     (2,071,408)    (1,288,230)       (920,210)      (426,983)     (2,321,236)    (2,883,249)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................       6,611,658      5,624,644       2,919,360      2,602,332      14,239,754     15,341,867
                                   ==============  =============  ==============  =============  ==============  =============


                                           BHFTI INVESCO                  BHFTI INVESCO               BHFTI LOOMIS SAYLES
                                             COMSTOCK                   SMALL CAP GROWTH                GLOBAL MARKETS
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018            2017           2018            2017
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........       1,763,271      1,919,090         848,893        946,066       1,930,630      2,113,405
Units issued and transferred
   from other funding options....         576,829        243,483         325,579        209,276          56,210         68,795
Units redeemed and transferred
   to other funding options......       (579,851)      (399,302)       (320,371)      (306,449)       (212,574)      (251,570)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................       1,760,249      1,763,271         854,101        848,893       1,774,266      1,930,630
                                   ==============  =============  ==============  =============  ==============  =============

                                          BHFTI MFS(R)               BHFTI MORGAN STANLEY             BHFTI OPPENHEIMER
                                     RESEARCH INTERNATIONAL             MID CAP GROWTH                  GLOBAL EQUITY
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------  -----------------------------  -----------------------------
                                       2018            2017           2018            2017           2018           2017
                                   -------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........      8,073,075      7,626,892         255,537        124,041       9,197,418      9,781,362
Units issued and transferred
   from other funding options....      4,313,718      3,419,617         207,530        218,118       1,271,895      1,060,880
Units redeemed and transferred
   to other funding options......    (2,886,419)    (2,973,434)       (311,309)       (86,622)     (1,492,882)    (1,644,824)
                                   -------------  -------------  --------------  -------------  --------------  -------------
Units end of year................      9,500,374      8,073,075         151,758        255,537       8,976,431      9,197,418
                                   =============  =============  ==============  =============  ==============  =============


                                            BHFTI PIMCO                    BHFTI PIMCO               BHFTI T. ROWE PRICE
                                     INFLATION PROTECTED BOND             TOTAL RETURN                 LARGE CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   -----------------------------  ----------------------------  -----------------------------
                                        2018           2017           2018            2017           2018           2017
                                   -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........      2,597,935       2,506,093     13,355,407     13,715,485      11,689,847     11,157,514
Units issued and transferred
   from other funding options....      1,047,061         763,442      4,761,654      4,906,169       2,342,243      4,897,214
Units redeemed and transferred
   to other funding options......    (1,045,488)       (671,600)    (5,704,861)    (5,266,247)     (2,715,562)    (4,364,881)
                                   -------------  --------------  -------------  -------------  --------------  -------------
Units end of year................      2,599,508       2,597,935     12,412,200     13,355,407      11,316,528     11,689,847
                                   =============  ==============  =============  =============  ==============  =============

                                       BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BLACKROCK
                                          BOND INCOME                CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND
                                       INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  ------------------------------  -----------------------------
                                      2018           2017            2018            2017            2018           2017
                                 -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........        109,204         129,882      14,041,024      16,039,769      14,142,221     16,754,180
Units issued and transferred
   from other funding options..         20,366          86,905       1,412,723       3,213,290      11,927,802     11,997,546
Units redeemed and transferred
   to other funding options....       (28,599)       (107,583)     (2,485,408)     (5,212,035)    (10,932,297)   (14,609,505)
                                 -------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............        100,971         109,204      12,968,339      14,041,024      15,137,726     14,142,221
                                 =============  ==============  ==============  ==============  ==============  =============


                                       BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 20            ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017           2018            2017
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........         521,448         712,703         873,439         955,681      3,776,290       3,900,796
Units issued and transferred
   from other funding options..          76,754          78,316          81,074         426,392        348,731         308,300
Units redeemed and transferred
   to other funding options....        (44,365)       (269,571)       (158,243)       (508,634)      (476,739)       (432,806)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............         553,837         521,448         796,270         873,439      3,648,282       3,776,290
                                 ==============  ==============  ==============  ==============  =============  ==============


          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                                                      BHFTII BRIGHTHOUSE/
                                         BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE/         WELLINGTON CORE EQUITY
                                         ASSET ALLOCATION 80            WELLINGTON BALANCED              OPPORTUNITIES
                                          INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------  ----------------------------  ------------------------------
                                        2018            2017            2018          2017            2018            2017
                                   --------------  --------------  -------------  -------------  --------------  --------------

Units beginning of year..........       4,524,135       4,273,780      5,550,602      5,685,352       2,407,112       2,704,451
Units issued and transferred
   from other funding options....         593,092       1,333,242        851,559      1,130,780         489,812         515,228
Units redeemed and transferred
   to other funding options......     (1,264,190)     (1,082,887)    (1,234,885)    (1,265,530)       (673,321)       (812,567)
                                   --------------  --------------  -------------  -------------  --------------  --------------
Units end of year................       3,853,037       4,524,135      5,167,276      5,550,602       2,223,603       2,407,112
                                   ==============  ==============  =============  =============  ==============  ==============



                                           BHFTII FRONTIER                                                BHFTII METLIFE
                                           MID CAP GROWTH             BHFTII JENNISON GROWTH           AGGREGATE BOND INDEX
                                          INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........       2,319,312       2,730,937       9,814,720     10,594,431           7,004           7,862
Units issued and transferred
   from other funding options....         547,202         791,644       1,161,152        863,613              94             130
Units redeemed and transferred
   to other funding options......       (926,913)     (1,203,269)     (1,906,058)    (1,643,324)           (418)           (988)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................       1,939,601       2,319,312       9,069,814      9,814,720           6,680           7,004
                                   ==============  ==============  ==============  =============  ==============  ==============

                                          BHFTII METLIFE                 BHFTII METLIFE                 BHFTII METLIFE
                                        MSCI EAFE(R) INDEX            RUSSELL 2000(R) INDEX               STOCK INDEX
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........        376,410         345,813      6,916,999       7,231,444     24,351,227      23,443,734
Units issued and transferred
   from other funding options....         88,296          73,420      1,518,452       1,201,833      6,897,419       5,892,371
Units redeemed and transferred
   to other funding options......       (78,063)        (42,823)    (1,703,583)     (1,516,278)    (6,383,963)     (4,984,878)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................        386,643         376,410      6,731,868       6,916,999     24,864,683      24,351,227
                                   =============  ==============  =============  ==============  =============  ==============


                                                                                                     BHFTII T. ROWE PRICE
                                    BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE             LARGE CAP GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017           2018            2017           2018            2017
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........     13,485,375      13,926,348      9,064,484       9,850,465      3,379,986       3,841,577
Units issued and transferred
   from other funding options....      2,811,043       4,215,511      2,707,300       3,700,140      1,163,271         938,027
Units redeemed and transferred
   to other funding options......    (3,616,107)     (4,656,484)    (2,967,988)     (4,486,121)    (1,286,181)     (1,399,618)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................     12,680,311      13,485,375      8,803,796       9,064,484      3,257,076       3,379,986
                                   =============  ==============  =============  ==============  =============  ==============

                                                                     BHFTII WESTERN ASSET           BHFTII WESTERN ASSET
                                     BHFTII T. ROWE PRICE            MANAGEMENT STRATEGIC                MANAGEMENT
                                       SMALL CAP GROWTH               BOND OPPORTUNITIES               U.S. GOVERNMENT
                                       INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2018           2017            2018            2017            2018            2017
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........       4,216,442      4,672,663       8,701,149       8,418,432      13,207,439      11,432,183
Units issued and transferred
   from other funding options..       1,057,668      2,042,067       1,933,063       3,312,384       8,083,573       4,388,795
Units redeemed and transferred
   to other funding options....     (1,495,644)    (2,498,288)     (2,538,448)     (3,029,667)     (6,259,397)     (2,613,539)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............       3,778,466      4,216,442       8,095,764       8,701,149      15,031,615      13,207,439
                                 ==============  =============  ==============  ==============  ==============  ==============




                                  FIDELITY(R) VIP CONTRAFUND     FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP HIGH INCOME
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  -------------------------------  ------------------------------
                                      2018           2017            2018            2017             2018            2017
                                 -------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........      8,801,128       9,571,699       7,475,690       8,133,041        1,419,308       1,525,817
Units issued and transferred
   from other funding options..      2,946,246       2,178,474         296,320         435,385          204,214         100,508
Units redeemed and transferred
   to other funding options....    (2,938,777)     (2,949,045)     (1,023,131)     (1,092,736)        (391,497)       (207,017)
                                 -------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............      8,808,597       8,801,128       6,748,879       7,475,690        1,232,025       1,419,308
                                 =============  ==============  ==============  ==============   ==============  ==============

                                                                          FTVIPT FRANKLIN               FTVIPT TEMPLETON
                                      FIDELITY(R) VIP MID CAP        SMALL-MID CAP GROWTH VIP              FOREIGN VIP
                                         INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018            2017           2018            2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       3,991,668      3,787,477       3,010,899       3,144,570      9,474,372       8,988,428
Units issued and transferred
   from other funding options....       1,773,565      1,186,624       1,252,367         873,654      5,047,019       2,194,636
Units redeemed and transferred
   to other funding options......     (1,210,196)      (982,433)     (1,699,996)     (1,007,325)    (4,297,851)     (1,708,692)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       4,555,037      3,991,668       2,563,270       3,010,899     10,223,540       9,474,372
                                   ==============  =============  ==============  ==============  =============  ==============


                                         FTVIPT TEMPLETON                GOLDMAN SACHS
                                          GLOBAL BOND VIP              STRATEGIC GROWTH           JANUS HENDERSON ENTERPRISE
                                         INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                                   ----------------------------  -----------------------------  ------------------------------
                                        2018          2017            2018            2017           2018            2017
                                   -------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........        391,897        485,005       2,379,144      2,306,944       4,102,805       4,644,364
Units issued and transferred
   from other funding options....         48,942         44,214         224,621      1,126,857         290,707         719,694
Units redeemed and transferred
   to other funding options......       (51,995)      (137,322)       (494,440)    (1,054,657)       (624,617)     (1,261,253)
                                   -------------  -------------  --------------  -------------  --------------  --------------
Units end of year................        388,844        391,897       2,109,325      2,379,144       3,768,895       4,102,805
                                   =============  =============  ==============  =============  ==============  ==============


          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE AGGRESSIVE GROWTH     VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------  -----------------------------  -----------------------------
                                       2018            2017           2018           2017            2018           2017
                                   -------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........      5,118,575      5,589,198       1,081,299      1,061,256      4,063,838       4,629,416
Units issued and transferred
   from other funding options....        891,708      2,330,003         116,554        226,946        651,838       1,056,935
Units redeemed and transferred
   to other funding options......    (1,499,447)    (2,800,626)       (181,254)      (206,903)    (1,235,223)     (1,622,513)
                                   -------------  -------------  --------------  -------------  -------------  --------------
Units end of year................      4,510,836      5,118,575       1,016,599      1,081,299      3,480,453       4,063,838
                                   =============  =============  ==============  =============  =============  ==============


                                        LMPVET CLEARBRIDGE             LMPVET QS VARIABLE             LMPVET QS VARIABLE
                                     VARIABLE LARGE CAP VALUE          CONSERVATIVE GROWTH                  GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........       3,961,491      4,089,244             218         17,087        119,148         122,490
Units issued and transferred
   from other funding options....         812,684      1,392,480             740         16,676         25,979          15,746
Units redeemed and transferred
   to other funding options......       (881,719)    (1,520,233)           (689)       (33,545)       (30,232)        (19,088)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................       3,892,456      3,961,491             269            218        114,895         119,148
                                   ==============  =============  ==============  =============  =============  ==============

                                        LMPVET QS VARIABLE            LMPVIT WESTERN ASSET
                                          MODERATE GROWTH                   CORE PLUS              PIONEER VCT MID CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017           2018            2017           2018            2017
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........         29,682          32,428      3,432,032       3,473,836      1,975,101       1,905,134
Units issued and transferred
   from other funding options....         14,190          21,386      1,754,040       1,061,303        718,303         711,542
Units redeemed and transferred
   to other funding options......       (18,973)        (24,132)    (1,427,162)     (1,103,107)      (775,682)       (641,575)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................         24,899          29,682      3,758,910       3,432,032      1,917,722       1,975,101
                                   =============  ==============  =============  ==============  =============  ==============


                                                                                                   VANGUARD VIF TOTAL STOCK
                                        THE MERGER FUND VL         VANGUARD VIF MID-CAP INDEX            MARKET INDEX
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018            2017           2018            2017           2018            2017
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........       1,231,316      1,282,480       2,531,748      2,722,868       8,924,880      9,212,700
Units issued and transferred
   from other funding options....         779,053        170,432         369,832        666,666       2,698,914      1,171,415
Units redeemed and transferred
   to other funding options......       (627,868)      (221,596)       (616,164)      (857,786)     (2,859,723)    (1,459,235)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................       1,382,501      1,231,316       2,285,416      2,531,748       8,764,071      8,924,880
                                   ==============  =============  ==============  =============  ==============  =============


          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                           AS OF DECEMBER 31
                                                --------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO        NET
                                                    UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  ------------  -----------
  American Funds(R) Global Growth         2018    8,184,665   2.03 - 3.06   19,016,432
     Investment Option                    2017    8,815,894   2.24 - 3.39   23,586,576
                                          2016    8,511,542   1.71 - 2.60   19,130,699
                                          2015    8,611,964   1.70 - 2.60   20,519,416
                                          2014    9,097,257   1.60 - 2.44   20,565,093

  American Funds(R) Growth                2018   20,346,014   2.39 - 2.88   51,875,677
     Investment Option                    2017   21,848,475   2.40 - 2.91   57,737,288
                                          2016   23,313,449   1.88 - 2.28   49,757,387
                                          2015   25,487,887   1.73 - 2.10   51,306,060
                                          2014   27,235,152   1.62 - 1.98   51,786,970

  American Funds(R) Growth-Income         2018   10,986,206   2.34 - 2.82   27,398,201
     Investment Option                    2017   12,212,474   2.39 - 2.89   31,750,812
                                          2016   12,574,992   1.96 - 2.38   27,782,989
                                          2015   13,256,281   1.76 - 2.15   26,833,760
                                          2014   14,004,820   1.74 - 2.13   28,181,139

  BHFTI BlackRock High Yield              2018        9,514   2.41 - 9.49       90,324
     Investment Option                    2017       10,106   2.51 - 9.79       98,972
                                          2016       10,352   2.35 - 9.11       94,281
                                          2015       13,006   2.09 - 8.01       91,494
                                          2014       16,540   2.20 - 8.36      122,628

  BHFTI Brighthouse Asset Allocation 100  2018    1,524,498   1.78 - 1.95    2,794,311
     Investment Option                    2017    1,912,786   1.98 - 2.19    3,920,559
                                          2016    1,611,309   1.62 - 1.79    2,696,014
                                          2015    1,667,532   1.50 - 1.65    2,603,404
                                          2014    1,760,229   1.53 - 1.69    2,832,281

  BHFTI Brighthouse Small Cap Value       2018    5,215,131   1.80 - 2.97   10,665,896
     Investment Option                    2017    4,727,765   2.13 - 3.53   13,144,758
                                          2016    4,590,962   1.92 - 3.18   12,739,542
                                          2015    4,544,804   1.47 - 2.44   10,129,517
                                          2014    4,934,874   1.56 - 2.60   11,804,732

  BHFTI Brighthouse/Aberdeen              2018    6,611,658   0.93 - 2.47    6,779,923
     Emerging Markets Equity              2017    5,624,644   1.09 - 2.89    8,299,654
     Investment Option                    2016    5,102,603   0.85 - 2.26    6,635,592
                                          2015    4,857,396   0.77 - 2.04    6,798,272
                                          2014    4,951,553   0.90 - 2.38    8,166,422

  BHFTI Clarion Global Real Estate        2018    2,919,360   1.43 - 1.95    4,718,284
     Investment Option                    2017    2,602,332   1.57 - 2.14    4,922,582
                                          2016    2,646,319   1.42 - 1.94    4,610,535
                                          2015    2,840,857   1.41 - 1.93    5,245,188
                                          2014    3,051,026   1.43 - 1.97    5,756,356

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------
  American Funds(R) Global Growth         2018      0.65         0.00 - 0.90       (9.86) - (9.04)
     Investment Option                    2017      0.66         0.20 - 0.90         30.30 - 31.21
                                          2016      0.91         0.20 - 0.90         (0.28) - 0.42
                                          2015      1.01         0.20 - 0.90           5.98 - 6.72
                                          2014      1.15         0.40 - 0.90           1.40 - 1.90

  American Funds(R) Growth                2018      0.42         0.00 - 0.90       (1.15) - (0.25)
     Investment Option                    2017      0.50         0.20 - 0.90         27.15 - 28.04
                                          2016      0.77         0.20 - 0.90           8.51 - 9.27
                                          2015      0.60         0.20 - 0.90           5.90 - 6.64
                                          2014      0.80         0.40 - 0.90           7.54 - 8.08

  American Funds(R) Growth-Income         2018      1.36         0.00 - 0.90       (2.67) - (1.79)
     Investment Option                    2017      1.39         0.20 - 0.90         21.29 - 22.14
                                          2016      1.48         0.20 - 0.90         10.52 - 11.30
                                          2015      1.31         0.20 - 0.90           0.55 - 1.25
                                          2014      1.27         0.40 - 0.90          9.64 - 10.19

  BHFTI BlackRock High Yield              2018      5.14         0.49 - 1.30       (3.85) - (3.06)
     Investment Option                    2017      5.54         0.49 - 1.30           6.67 - 7.54
                                          2016      6.83         0.49 - 1.30         12.79 - 13.71
                                          2015      8.19         0.49 - 1.30       (4.98) - (4.21)
                                          2014      6.07         0.49 - 1.30           2.08 - 2.91

  BHFTI Brighthouse Asset Allocation 100  2018      1.05         0.20 - 1.30     (11.23) - (10.24)
     Investment Option                    2017      1.22         0.20 - 1.30         21.35 - 22.69
                                          2016      2.26         0.20 - 1.30           7.57 - 8.76
                                          2015      1.26         0.20 - 1.30       (3.27) - (2.20)
                                          2014      0.73         0.25 - 1.30           3.73 - 4.83

  BHFTI Brighthouse Small Cap Value       2018      1.04         0.00 - 0.90     (16.00) - (15.23)
     Investment Option                    2017      0.90         0.20 - 0.90         10.70 - 11.48
                                          2016      1.04         0.20 - 0.90         30.08 - 30.99
                                          2015      0.09         0.20 - 0.90       (6.26) - (5.60)
                                          2014      0.04         0.40 - 0.90           0.80 - 1.31

  BHFTI Brighthouse/Aberdeen              2018      2.76         0.00 - 0.90     (14.95) - (13.92)
     Emerging Markets Equity              2017      1.24         0.20 - 0.90         27.18 - 28.33
     Investment Option                    2016      1.13         0.20 - 0.90         10.50 - 11.61
                                          2015      2.03         0.20 - 0.90     (14.58) - (13.83)
                                          2014      1.00         0.40 - 0.90       (7.36) - (6.61)

  BHFTI Clarion Global Real Estate        2018      6.25         0.20 - 0.90       (9.18) - (8.54)
     Investment Option                    2017      3.72         0.20 - 0.90          9.98 - 10.75
                                          2016      2.34         0.20 - 0.90           0.25 - 0.95
                                          2015      3.96         0.20 - 0.90       (2.11) - (1.42)
                                          2014      1.77         0.40 - 0.90         12.66 - 13.22

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                             --------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                             -----------  ------------  -----------
  BHFTI ClearBridge Aggressive Growth  2018   14,239,754  1.53 - 10.63   25,571,932
     Investment Option                 2017   15,341,867  1.65 - 11.48   29,814,558
     (Commenced 4/28/2014)             2016   16,570,614   1.40 - 9.73   27,321,992
                                       2015   17,902,608   1.38 - 9.50   29,123,872
                                       2014   16,730,096   1.44 - 9.94   33,423,291

  BHFTI Invesco Comstock               2018    1,760,249   2.10 - 2.96    4,262,798
     Investment Option                 2017    1,763,271   2.40 - 3.39    5,247,598
                                       2016    1,919,090   2.04 - 2.89    4,958,756
                                       2015    1,934,442   1.77 - 2.48    4,467,061
                                       2014    2,006,753   1.90 - 2.65    4,981,332

  BHFTI Invesco Small Cap Growth       2018      854,101   2.60 - 3.23    2,404,166
     Investment Option                 2017      848,893   2.86 - 3.56    2,701,903
                                       2016      946,066   2.29 - 2.85    2,452,851
                                       2015    1,068,307   2.05 - 2.57    2,523,457
                                       2014    1,259,715   2.09 - 2.62    3,120,557

  BHFTI Loomis Sayles Global Markets   2018    1,774,266   1.96 - 7.17    5,021,442
     Investment Option                 2017    1,930,630   2.08 - 7.61    5,711,060
                                       2016    2,113,405   1.70 - 6.21    5,045,426
                                       2015    2,344,539   1.62 - 5.95    5,343,828
                                       2014    2,424,929   1.61 - 5.90    5,776,359

  BHFTI MFS(R) Research International  2018    9,500,374   1.14 - 2.17   11,234,431
     Investment Option                 2017    8,073,075   1.33 - 2.54   12,128,858
                                       2016    7,626,892   1.05 - 1.99    9,900,418
                                       2015    5,560,212   1.06 - 2.02    8,281,246
                                       2014    4,977,050   1.08 - 2.07    7,598,420

  BHFTI Morgan Stanley Mid             2018      151,758   1.94 - 2.44      370,622
     Cap Growth Investment Option      2017      255,537   1.78 - 2.22      556,986
                                       2016      124,041   1.26 - 1.59      172,971
                                       2015      133,065   1.39 - 1.74      189,531
                                       2014      171,254   1.48 - 1.54      258,999

  BHFTI Oppenheimer Global Equity      2018    8,976,431   1.18 - 6.27   19,664,987
     Investment Option                 2017    9,197,418   1.37 - 7.25   23,750,003
                                       2016    9,781,362   1.01 - 5.32   18,817,353
                                       2015    9,570,503   1.02 - 5.33   20,501,475
                                       2014    8,071,520   0.99 - 5.14   20,708,150

  BHFTI PIMCO Inflation Protected      2018    2,599,508   1.27 - 1.46    3,442,983
     Bond Investment Option            2017    2,597,935   1.31 - 1.50    3,598,462
                                       2016    2,506,093   1.27 - 1.46    3,395,727
                                       2015    2,596,356   1.21 - 1.39    3,410,485
                                       2014    2,625,534   1.25 - 1.45    3,618,025

  BHFTI PIMCO Total Return             2018   12,412,200   1.52 - 2.32   26,374,811
     Investment Option                 2017   13,355,407   1.53 - 2.25   28,029,287
                                       2016   13,715,485   1.47 - 2.15   27,276,736
                                       2015   14,773,146   1.44 - 2.10   28,653,053
                                       2014   17,945,195   1.45 - 2.08   35,234,371

                                                        FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  BHFTI ClearBridge Aggressive Growth  2018      0.80         0.20 - 0.90       (7.65) - (7.00)
     Investment Option                 2017      0.94         0.20 - 0.90         17.64 - 18.46
     (Commenced 4/28/2014)             2016      0.66         0.20 - 1.30           1.65 - 2.78
                                       2015      0.42         0.20 - 1.30       (5.05) - (4.00)
                                       2014        --         0.25 - 1.15         12.86 - 13.55

  BHFTI Invesco Comstock               2018      0.62         0.00 - 0.90     (12.95) - (12.15)
     Investment Option                 2017      2.25         0.20 - 0.90         16.97 - 17.78
                                       2016      2.67         0.20 - 0.90         16.25 - 17.06
                                       2015      2.88         0.20 - 0.90       (6.81) - (6.16)
                                       2014      0.92         0.40 - 0.90           8.33 - 8.88

  BHFTI Invesco Small Cap Growth       2018        --         0.20 - 1.30       (9.96) - (8.96)
     Investment Option                 2017        --         0.20 - 1.30         23.99 - 25.36
                                       2016        --         0.20 - 1.30         10.28 - 11.50
                                       2015      0.15         0.20 - 1.30       (2.69) - (1.62)
                                       2014        --         0.25 - 1.30           6.78 - 7.91

  BHFTI Loomis Sayles Global Markets   2018      2.10         0.25 - 0.90       (6.05) - (5.44)
     Investment Option                 2017      1.61         0.25 - 0.90         22.23 - 23.02
                                       2016      1.92         0.25 - 0.90           4.09 - 4.76
                                       2015      1.81         0.25 - 0.90           0.56 - 1.22
                                       2014      2.30         0.25 - 0.90           2.83 - 3.50

  BHFTI MFS(R) Research International  2018      2.04         0.00 - 1.30     (15.11) - (14.00)
     Investment Option                 2017      1.75         0.20 - 1.30         26.50 - 27.90
                                       2016      1.98         0.20 - 1.30       (2.16) - (1.07)
                                       2015      2.76         0.20 - 1.30       (3.04) - (1.97)
                                       2014      2.17         0.25 - 1.30       (8.15) - (7.18)

  BHFTI Morgan Stanley Mid             2018        --         0.20 - 0.85           9.21 - 9.93
     Cap Growth Investment Option      2017      0.17         0.20 - 0.85         38.73 - 39.63
                                       2016        --         0.20 - 0.90       (9.28) - (8.64)
                                       2015        --         0.20 - 0.90       (5.87) - (5.21)
                                       2014        --         0.65 - 0.90           0.11 - 0.36

  BHFTI Oppenheimer Global Equity      2018      1.21         0.20 - 0.90     (13.93) - (13.14)
     Investment Option                 2017      1.09         0.20 - 0.90         35.51 - 36.85
                                       2016      1.16         0.20 - 0.90         (0.67) - 0.29
                                       2015      1.17         0.20 - 0.90           3.00 - 3.97
                                       2014      1.01         0.25 - 0.90           1.23 - 2.15

  BHFTI PIMCO Inflation Protected      2018      1.82         0.20 - 1.30       (3.40) - (2.32)
     Bond Investment Option            2017      1.80         0.20 - 1.30           2.47 - 3.60
                                       2016        --         0.20 - 1.30           3.81 - 4.96
                                       2015      5.07         0.20 - 1.15       (4.02) - (3.11)
                                       2014      1.78         0.25 - 1.30           1.85 - 2.92

  BHFTI PIMCO Total Return             2018      1.34         0.00 - 0.90       (1.13) - (0.23)
     Investment Option                 2017      1.73         0.20 - 0.90           3.57 - 4.29
                                       2016      2.53         0.20 - 0.90           1.69 - 2.40
                                       2015      5.11         0.20 - 0.90       (0.89) - (0.19)
                                       2014      2.30         0.40 - 0.90           3.26 - 3.78

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                             --------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                             -----------  ------------  -----------
  BHFTI T. Rowe Price Large Cap Value  2018   11,316,528   1.98 - 5.13   27,116,070
     Investment Option                 2017   11,689,847   2.18 - 5.67   32,762,191
                                       2016   11,157,514   1.87 - 4.87   30,560,981
                                       2015   12,050,462   1.62 - 4.23   30,283,793
                                       2014   13,102,714   1.69 - 4.40   33,217,039

  BHFTII BlackRock Bond Income         2018      100,971   1.95 - 2.02      200,772
     Investment Option                 2017      109,204   1.98 - 2.05      221,887
                                       2016      129,882   1.83 - 1.99      250,889
                                       2015      187,394   1.80 - 1.95      358,526
                                       2014      232,100   1.86 - 1.96      451,176

  BHFTII BlackRock Capital             2018   12,968,339   1.38 - 4.09   31,024,923
     Appreciation Investment Option    2017   14,041,024   1.36 - 4.01   32,402,041
                                       2016   16,039,769   1.02 - 3.02   26,281,394
                                       2015   18,172,879   1.03 - 3.03   28,407,113
                                       2014   18,668,652   0.98 - 2.87   28,598,132

  BHFTII BlackRock Ultra-Short Term    2018   15,137,726   1.00 - 2.07   15,918,652
     Bond Investment Option            2017   14,142,221   0.99 - 2.04   14,970,643
                                       2016   16,754,180   0.98 - 2.04   18,878,622
                                       2015   18,361,993   0.98 - 2.04   22,110,237
                                       2014   17,714,244   0.99 - 2.06   23,457,681

  BHFTII Brighthouse Asset             2018      553,837   1.48 - 1.62      848,470
     Allocation 20 Investment Option   2017      521,448   1.53 - 1.68      820,045
                                       2016      712,703   1.44 - 1.58    1,056,171
                                       2015      657,516   1.38 - 1.52      964,172
                                       2014      649,279   1.40 - 1.54      968,082

  BHFTII Brighthouse Asset             2018      796,270   1.60 - 1.75    1,306,691
     Allocation 40 Investment Option   2017      873,439   1.68 - 1.84    1,508,923
                                       2016      955,681   1.53 - 1.68    1,516,325
                                       2015      964,982   1.45 - 1.59    1,459,426
                                       2014    1,035,016   1.47 - 1.62    1,608,701

  BHFTII Brighthouse Asset             2018    3,648,282   1.52 - 1.74    6,060,870
     Allocation 60 Investment Option   2017    3,776,290   1.64 - 1.85    6,697,960
                                       2016    3,900,796   1.45 - 1.62    6,056,171
                                       2015    4,069,275   1.37 - 1.51    5,873,781
                                       2014    4,932,744   1.41 - 1.53    7,229,869

  BHFTII Brighthouse Asset             2018    3,853,037   1.74 - 1.91    6,962,847
     Allocation 80 Investment Option   2017    4,524,135   1.92 - 2.09    8,977,329
                                       2016    4,273,780   1.62 - 1.77    7,202,745
                                       2015    4,563,802   1.51 - 1.64    7,214,481
                                       2014    4,379,742   1.54 - 1.68    7,102,648

  BHFTII Brighthouse/Wellington        2018    5,167,276   1.92 - 3.75   11,522,106
     Balanced Investment Option        2017    5,550,602   2.00 - 3.92   12,904,218
                                       2016    5,685,352   1.75 - 3.43   11,653,088
                                       2015    6,048,768   1.64 - 3.22   11,700,254
                                       2014    6,269,795   1.61 - 3.16   12,250,711

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  BHFTI T. Rowe Price Large Cap Value  2018      1.84         0.00 - 1.30     (10.24) - (9.06)
     Investment Option                 2017      2.07         0.20 - 1.30        15.56 - 16.83
                                       2016      2.79         0.20 - 1.30        14.56 - 15.83
                                       2015      1.62         0.20 - 1.30      (4.73) - (3.68)
                                       2014      0.26         0.25 - 1.30         9.32 - 12.83

  BHFTII BlackRock Bond Income         2018      3.36         1.15 - 1.30      (1.65) - (1.50)
     Investment Option                 2017      3.21         1.15 - 1.30          2.76 - 2.92
                                       2016      3.07         1.15 - 1.30          1.79 - 1.94
                                       2015      3.54         1.15 - 1.30      (0.71) - (0.56)
                                       2014      3.62         1.15 - 1.30          5.70 - 5.86

  BHFTII BlackRock Capital             2018      0.12         0.00 - 1.30          1.09 - 2.43
     Appreciation Investment Option    2017      0.10         0.20 - 1.30        32.21 - 33.66
                                       2016        --         0.20 - 1.30      (1.21) - (0.11)
                                       2015        --         0.20 - 1.30          4.91 - 6.07
                                       2014      0.06         0.25 - 1.30          7.49 - 8.63

  BHFTII BlackRock Ultra-Short Term    2018      1.03         0.20 - 1.30          0.48 - 1.60
     Bond Investment Option            2017      0.34         0.20 - 1.30        (0.41) - 0.69
                                       2016      0.07         0.20 - 1.30        (0.95) - 0.15
                                       2015        --         0.20 - 1.30      (1.29) - (0.20)
                                       2014        --         0.25 - 1.30      (1.29) - (0.25)

  BHFTII Brighthouse Asset             2018      2.16         0.20 - 1.30      (3.88) - (2.81)
     Allocation 20 Investment Option   2017      2.18         0.20 - 1.30          5.55 - 6.72
                                       2016      3.13         0.20 - 1.30          3.18 - 4.32
                                       2015      2.08         0.20 - 1.30      (1.87) - (0.78)
                                       2014      3.73         0.40 - 1.30          3.12 - 4.05

  BHFTII Brighthouse Asset             2018      2.01         0.20 - 1.15      (5.50) - (4.59)
     Allocation 40 Investment Option   2017      1.95         0.20 - 1.30         9.22 - 10.42
                                       2016      3.41         0.20 - 1.30          4.72 - 5.88
                                       2015      0.29         0.20 - 1.30      (2.35) - (1.27)
                                       2014      2.95         0.25 - 1.30          3.57 - 4.66

  BHFTII Brighthouse Asset             2018      1.63         0.20 - 1.30      (7.34) - (6.31)
     Allocation 60 Investment Option   2017      1.71         0.20 - 1.30        13.25 - 14.50
                                       2016      3.12         0.20 - 1.30          5.72 - 6.89
                                       2015      0.55         0.20 - 1.30      (2.54) - (1.46)
                                       2014      2.07         0.25 - 1.30          3.69 - 4.79

  BHFTII Brighthouse Asset             2018      1.29         0.20 - 1.30      (9.31) - (8.30)
     Allocation 80 Investment Option   2017      1.52         0.20 - 1.30        17.63 - 18.92
                                       2016      2.92         0.20 - 1.30          6.74 - 7.92
                                       2015      0.33         0.20 - 1.30      (2.97) - (1.89)
                                       2014      1.57         0.25 - 1.30          3.87 - 4.96

  BHFTII Brighthouse/Wellington        2018      1.74         0.20 - 0.90      (4.63) - (3.96)
     Balanced Investment Option        2017      1.92         0.20 - 0.90        14.11 - 14.91
                                       2016      2.79         0.20 - 0.90          6.04 - 6.78
                                       2015      1.96         0.20 - 0.90          1.66 - 2.37
                                       2014      1.98         0.25 - 0.90         9.56 - 10.28

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------
  BHFTII Brighthouse/Wellington Core     2018    2,223,603   2.07 - 2.71    5,158,745
     Equity Opportunities                2017    2,407,112   2.10 - 2.73    5,738,782
     Investment Option                   2016    2,704,451   1.78 - 2.31    5,486,251
                                         2015    1,929,455   1.67 - 2.16    3,848,755
                                         2014    2,260,189   1.64 - 2.13    4,442,865

  BHFTII Frontier Mid Cap Growth         2018    1,939,601   1.34 - 2.16    3,660,636
     Investment Option                   2017    2,319,312   1.43 - 2.32    4,298,726
                                         2016    2,730,937   1.15 - 1.88    3,667,613
                                         2015    2,747,708   1.11 - 1.80    3,214,857
                                         2014    3,023,876   1.09 - 1.77    3,488,522

  BHFTII Jennison Growth                 2018    9,069,814   2.29 - 6.42   25,175,273
     Investment Option                   2017    9,814,720   2.30 - 6.44   27,057,399
                                         2016   10,594,431   1.68 - 4.72   21,236,533
                                         2015   11,302,452   1.69 - 4.74   22,612,338
                                         2014   10,691,798   1.53 - 4.30   21,641,986

  BHFTII MetLife Aggregate Bond Index    2018        6,680          3.00       20,063
     Investment Option                   2017        7,004          3.03       21,198
                                         2016        7,862          2.95       23,183
                                         2015        8,735          2.90       25,318
                                         2014        8,933          2.91       25,982

  BHFTII MetLife MSCI EAFE(R) Index      2018      386,643   0.98 - 1.16      436,596
     Investment Option                   2017      376,410   1.14 - 1.35      491,930
                                         2016      345,813   0.89 - 1.08      362,484
                                         2015    2,358,657   0.89 - 1.07    2,482,515
                                         2014    2,392,057   0.91 - 1.09    2,554,674

  BHFTII MetLife Russell 2000(R) Index   2018    6,731,868   2.21 - 3.35   16,005,097
     Investment Option                   2017    6,916,999   2.50 - 3.79   19,148,492
                                         2016    7,231,444   2.19 - 3.32   17,926,149
                                         2015    6,878,506   1.81 - 2.76   15,174,038
                                         2014    6,402,759   1.90 - 2.90   16,077,894

  BHFTII MetLife Stock Index             2018   24,864,683   2.02 - 7.09   61,913,788
     Investment Option                   2017   24,351,227   2.14 - 7.48   70,873,380
                                         2016   23,443,734   1.77 - 6.19   56,490,090
                                         2015   23,413,922   1.60 - 5.57   52,465,433
                                         2014   20,878,553   1.60 - 5.54   53,368,201

  BHFTII MFS(R) Total Return             2018   12,680,311   1.76 - 4.42   24,903,299
     Investment Option                   2017   13,485,375   1.88 - 4.72   29,604,042
                                         2016   13,926,348   1.68 - 4.23   29,438,765
                                         2015   13,134,967   1.55 - 3.90   27,979,703
                                         2014   13,447,009   1.56 - 3.94   30,806,716

  BHFTII MFS(R) Value Investment Option  2018    8,803,796   2.03 - 2.54   19,487,454
                                         2017    9,064,484   2.29 - 2.85   23,132,101
                                         2016    9,850,465   1.97 - 2.43   22,260,715
                                         2015   10,567,444   1.74 - 2.13   21,680,578
                                         2014   11,223,658   1.78 - 2.15   23,304,843

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------
  BHFTII Brighthouse/Wellington Core     2018      1.82         0.20 - 1.30       (1.39) - (0.29)
     Equity Opportunities                2017      1.56         0.20 - 1.30         17.54 - 18.83
     Investment Option                   2016      1.82         0.20 - 1.30           1.43 - 7.13
                                         2015      1.76         0.20 - 0.90           1.48 - 2.19
                                         2014      0.74         0.40 - 0.90          9.64 - 10.19

  BHFTII Frontier Mid Cap Growth         2018        --         0.20 - 1.30       (6.99) - (5.95)
     Investment Option                   2017        --         0.20 - 1.30         23.52 - 24.89
                                         2016        --         0.20 - 1.30           3.93 - 5.08
                                         2015        --         0.20 - 1.30           1.45 - 2.57
                                         2014        --         0.40 - 1.30          9.62 - 10.61

  BHFTII Jennison Growth                 2018      0.35         0.20 - 0.90         (0.55) - 0.15
     Investment Option                   2017      0.31         0.20 - 0.90         36.10 - 37.05
                                         2016      0.29         0.20 - 0.90       (0.73) - (0.03)
                                         2015      0.27         0.20 - 0.90          9.79 - 10.56
                                         2014      0.26         0.25 - 0.90           8.08 - 8.78

  BHFTII MetLife Aggregate Bond Index    2018      3.04                0.60                (0.78)
     Investment Option                   2017      3.02                0.60                  2.64
                                         2016      2.73                0.60                  1.74
                                         2015      2.89                0.60                (0.35)
                                         2014      2.99                0.60                  5.17

  BHFTII MetLife MSCI EAFE(R) Index      2018      2.90         0.25 - 0.60     (14.43) - (14.13)
     Investment Option                   2017      2.51         0.25 - 0.60         24.16 - 24.59
                                         2016      0.86         0.25 - 0.90           0.43 - 1.09
                                         2015      3.20         0.25 - 0.90       (1.98) - (1.34)
                                         2014      2.54         0.25 - 0.90       (6.85) - (6.24)

  BHFTII MetLife Russell 2000(R) Index   2018      1.13         0.20 - 0.90     (11.77) - (11.15)
     Investment Option                   2017      1.22         0.20 - 0.90         13.64 - 14.44
                                         2016      1.37         0.20 - 0.90         20.20 - 21.04
                                         2015      1.22         0.20 - 0.90       (5.13) - (4.46)
                                         2014      1.15         0.25 - 0.90           4.10 - 4.78

  BHFTII MetLife Stock Index             2018      1.80         0.20 - 0.90       (5.46) - (4.79)
     Investment Option                   2017      1.77         0.20 - 0.90         20.45 - 21.30
                                         2016      2.02         0.20 - 0.90         10.67 - 11.45
                                         2015      1.74         0.20 - 0.90           0.26 - 0.96
                                         2014      1.67         0.25 - 0.90         12.35 - 13.08

  BHFTII MFS(R) Total Return             2018      2.14         0.00 - 1.30       (6.99) - (5.76)
     Investment Option                   2017      2.35         0.20 - 1.30         10.78 - 12.00
                                         2016      2.75         0.20 - 1.30           7.57 - 8.76
                                         2015      2.42         0.20 - 1.30       (1.64) - (0.55)
                                         2014      2.17         0.25 - 1.30           7.02 - 8.15

  BHFTII MFS(R) Value Investment Option  2018      1.47         0.20 - 1.30     (11.22) - (10.23)
                                         2017      2.02         0.20 - 1.30         16.48 - 17.77
                                         2016      2.25         0.20 - 1.30         12.91 - 14.16
                                         2015      2.69         0.20 - 1.30       (1.44) - (0.35)
                                         2014      1.70         0.25 - 1.30          9.38 - 10.53

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------
  BHFTII T. Rowe Price Large Cap Growth  2018    3,257,076   1.06 - 2.82    8,660,586
     Investment Option                   2017    3,379,986   1.09 - 2.85    8,938,003
                                         2016    3,841,577   0.82 - 2.14    7,542,554
                                         2015    4,281,718   0.82 - 2.11    7,981,579
                                         2014    4,817,424   0.75 - 1.89    7,841,959

  BHFTII T. Rowe Price Small Cap Growth  2018    3,778,466   2.68 - 2.96   10,880,838
     Investment Option                   2017    4,216,442   2.90 - 3.19   12,923,112
                                         2016    4,672,663   2.39 - 2.61   11,423,452
                                         2015    4,940,940   2.17 - 2.34   10,815,742
                                         2014    5,259,319   2.13 - 2.26   11,327,505

  BHFTII Western Asset Management        2018    8,095,764   1.70 - 2.83   15,317,411
     Strategic Bond Opportunities        2017    8,701,149   1.78 - 2.97   17,898,465
     Investment Option                   2016    8,418,432   1.65 - 2.78   17,353,216
     (Commenced 4/27/2016)

  BHFTII Western Asset Management        2018   15,031,615   1.24 - 2.62   19,373,035
     U.S. Government Investment Option   2017   13,207,439   1.23 - 2.61   19,573,715
                                         2016   11,432,183   1.22 - 2.57   17,658,229
                                         2015   10,741,177   1.20 - 2.55   18,421,760
                                         2014    7,908,206   1.20 - 2.54   15,026,050

  Fidelity(R) VIP Contrafund             2018    8,808,597   2.11 - 3.29   21,630,237
     Investment Option                   2017    8,801,128   2.26 - 3.55   25,674,163
                                         2016    9,571,699   1.87 - 2.93   24,085,175
                                         2015    9,320,004   1.74 - 2.73   23,701,643
                                         2014   10,772,792   1.73 - 2.74   27,632,492

  Fidelity(R) VIP Equity-Income          2018    6,748,879   1.93 - 5.55   14,316,582
     Investment Option                   2017    7,475,690   2.11 - 6.08   17,307,553
                                         2016    8,133,041   1.88 - 5.42   16,833,335
                                         2015    8,642,878   1.60 - 4.62   16,487,321
                                         2014    8,093,586   1.67 - 4.84   18,390,194

  Fidelity(R) VIP High Income            2018    1,232,025   1.72 - 2.87    2,279,356
     Investment Option                   2017    1,419,308   1.79 - 2.98    2,714,860
                                         2016    1,525,817   1.68 - 2.80    2,752,639
                                         2015    1,657,545   1.47 - 2.46    2,677,845
                                         2014    1,599,802   1.53 - 2.57    2,994,253

  Fidelity(R) VIP Mid Cap                2018    4,555,037   1.92 - 4.44   10,702,790
     Investment Option                   2017    3,991,668   2.26 - 5.24   13,508,474
                                         2016    3,787,477   1.88 - 4.37   11,874,678
                                         2015    3,557,524   1.69 - 3.93   11,378,910
                                         2014    3,743,110   1.72 - 4.02   12,376,737

  FTVIPT Franklin Small-Mid Cap Growth   2018    2,563,270   2.12 - 2.24    5,511,598
     VIP Investment Option               2017    3,010,899   2.25 - 2.39    6,887,007
                                         2016    3,144,570   1.86 - 1.98    5,981,487
                                         2015    3,640,723   1.79 - 1.91    6,717,792
                                         2014    4,028,465   1.85 - 1.98    7,704,283



                                                          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------
  BHFTII T. Rowe Price Large Cap Growth  2018      0.20         0.20 - 0.90       (2.04) - (1.35)
     Investment Option                   2017      0.08         0.20 - 0.90         32.28 - 33.21
                                         2016        --         0.20 - 0.90           0.62 - 1.33
                                         2015        --         0.20 - 0.90          9.52 - 10.29
                                         2014        --         0.25 - 0.90           7.85 - 8.55

  BHFTII T. Rowe Price Small Cap Growth  2018        --         0.20 - 0.90       (7.62) - (6.97)
     Investment Option                   2017      0.07         0.20 - 0.90         21.44 - 22.29
                                         2016      0.03         0.20 - 0.90         10.48 - 11.26
                                         2015        --         0.20 - 0.90           1.55 - 2.26
                                         2014        --         0.40 - 0.90           5.69 - 6.22

  BHFTII Western Asset Management        2018      5.36         0.20 - 1.30       (5.05) - (3.99)
     Strategic Bond Opportunities        2017      3.83         0.20 - 1.30           6.83 - 8.01
     Investment Option                   2016      1.54         0.20 - 1.30           4.06 - 4.84
     (Commenced 4/27/2016)

  BHFTII Western Asset Management        2018      2.31         0.20 - 0.75           0.21 - 0.92
     U.S. Government Investment Option   2017      2.58         0.20 - 0.75           1.17 - 1.88
                                         2016      2.61         0.20 - 0.75           0.53 - 1.23
                                         2015      2.35         0.20 - 0.75         (0.18) - 0.52
                                         2014      1.92         0.20 - 0.75           2.04 - 2.76

  Fidelity(R) VIP Contrafund             2018      0.60         0.00 - 0.90       (7.33) - (6.49)
     Investment Option                   2017      0.91         0.20 - 0.90         20.67 - 21.52
                                         2016      0.73         0.20 - 0.90           6.94 - 7.70
                                         2015      0.89         0.20 - 0.90         (0.34) - 0.36
                                         2014      0.86         0.40 - 0.90         10.81 - 11.37

  Fidelity(R) VIP Equity-Income          2018      2.21         0.20 - 0.90       (9.12) - (8.48)
     Investment Option                   2017      1.70         0.20 - 0.90         11.89 - 12.67
                                         2016      2.27         0.20 - 0.90         16.96 - 17.78
                                         2015      3.14         0.20 - 0.90       (4.82) - (4.16)
                                         2014      2.82         0.25 - 0.90           7.74 - 8.45

  Fidelity(R) VIP High Income            2018      5.30         0.20 - 0.90       (4.16) - (3.48)
     Investment Option                   2017      5.27         0.20 - 0.90           5.98 - 6.72
                                         2016      5.23         0.20 - 0.90         13.58 - 14.38
                                         2015      6.47         0.20 - 0.90       (4.49) - (3.82)
                                         2014      5.55         0.25 - 0.90           0.25 - 0.90

  Fidelity(R) VIP Mid Cap                2018      0.40         0.00 - 0.90     (15.54) - (14.77)
     Investment Option                   2017      0.49         0.20 - 0.90         19.46 - 20.30
                                         2016      0.32         0.20 - 0.90         10.92 - 11.70
                                         2015      0.25         0.20 - 0.90       (2.51) - (1.82)
                                         2014      0.02         0.40 - 0.90           5.08 - 5.61

  FTVIPT Franklin Small-Mid Cap Growth   2018        --         0.20 - 0.90       (6.22) - (5.56)
     VIP Investment Option               2017        --         0.20 - 0.90         20.31 - 21.16
                                         2016        --         0.20 - 0.90           3.24 - 3.96
                                         2015        --         0.20 - 0.90       (3.53) - (2.85)
                                         2014        --         0.40 - 0.90           6.51 - 7.04



          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                                -------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  -----------  -----------
  FTVIPT Templeton Foreign VIP            2018   10,223,540  1.12 - 2.26   14,619,157
     Investment Option                    2017    9,474,372  1.33 - 2.69   19,380,545
                                          2016    8,988,428  1.15 - 2.32   17,214,080
                                          2015    9,391,684  1.08 - 2.18   18,505,919
                                          2014    9,598,491  1.15 - 2.35   20,612,926

  FTVIPT Templeton Global Bond VIP        2018      388,844  1.67 - 4.30      786,287
     Investment Option                    2017      391,897  1.64 - 4.23      782,702
                                          2016      485,005  1.62 - 4.17      925,535
                                          2015      514,910  1.57 - 4.06    1,004,620
                                          2014      506,646  1.65 - 4.26    1,169,243

  Goldman Sachs Strategic Growth          2018    2,109,325  2.42 - 2.84    5,234,558
     Investment Option                    2017    2,379,144  2.45 - 2.89    6,026,695
                                          2016    2,306,944  1.89 - 2.23    4,743,065
                                          2015    2,280,858  1.86 - 2.20    4,752,684
                                          2014    2,246,719  1.80 - 2.14    4,636,280

  Janus Henderson Enterprise              2018    3,768,895  1.58 - 2.75    9,484,812
     Investment Option                    2017    4,102,805  1.61 - 2.78   10,228,572
                                          2016    4,644,364  1.27 - 2.19    8,610,952
                                          2015    5,129,992  1.15 - 1.96    7,169,337
                                          2014    6,299,817  1.11 - 1.88    7,311,083

  LMPVET ClearBridge Variable             2018    4,510,836  2.22 - 2.66   11,448,520
     Aggressive Growth Investment Option  2017    5,118,575  2.45 - 2.84   14,018,459
                                          2016    5,589,198  2.12 - 2.45   12,638,421
                                          2015    7,355,153  2.12 - 2.43   16,179,593
                                          2014    8,458,688  2.17 - 2.44   19,097,513

  LMPVET ClearBridge Variable             2018    1,016,599  2.03 - 2.21    2,126,501
     Dividend Strategy Investment Option  2017    1,081,299  2.14 - 2.34    2,400,184
                                          2016    1,061,256  1.81 - 1.98    2,001,600
                                          2015    1,268,039  1.58 - 1.73    2,103,308
                                          2014    1,337,396  1.66 - 1.83    2,340,462

  LMPVET ClearBridge Variable             2018    3,480,453  2.29 - 3.25   10,376,493
     Large Cap Growth Investment Option   2017    4,063,838  2.31 - 3.19   11,750,497
                                          2016    4,629,416  1.85 - 2.54   10,115,536
                                          2015    5,265,869  1.74 - 2.37   10,110,994
                                          2014    6,154,202  1.60 - 2.16   10,219,205

  LMPVET ClearBridge Variable             2018    3,892,456  2.03 - 4.04    8,574,295
     Large Cap Value Investment Option    2017    3,961,491  2.23 - 4.47    9,558,412
                                          2016    4,089,244  1.95 - 3.91    9,235,442
                                          2015    4,643,833  1.74 - 3.48    9,654,066
                                          2014    4,554,387  1.80 - 3.61   10,661,457

  LMPVET QS Variable Conservative         2018          269  2.20 - 2.27          611
     Growth Investment Option             2017          218  2.34 - 2.41          526
                                          2016       17,087  2.08 - 2.14       35,609
                                          2015        1,326  1.97 - 2.02        2,606
                                          2014        1,712  2.01 - 2.07        3,539



                                                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------
  FTVIPT Templeton Foreign VIP            2018      2.58         0.00 - 0.90     (16.20) - (15.44)
     Investment Option                    2017      2.57         0.20 - 0.90         15.65 - 16.46
                                          2016      1.98         0.20 - 0.90           6.21 - 6.96
                                          2015      3.29         0.20 - 0.90       (7.33) - (6.68)
                                          2014      1.87         0.40 - 0.90     (11.93) - (11.49)

  FTVIPT Templeton Global Bond VIP        2018        --         0.25 - 0.90           1.29 - 1.96
     Investment Option                    2017        --         0.25 - 0.90           1.24 - 1.90
                                          2016        --         0.25 - 0.90           2.28 - 2.95
                                          2015      7.85         0.25 - 0.90       (4.96) - (4.34)
                                          2014      4.80         0.25 - 0.90           1.21 - 1.87

  Goldman Sachs Strategic Growth          2018      0.43         0.20 - 0.90       (1.93) - (1.24)
     Investment Option                    2017      0.53         0.20 - 0.90         29.49 - 30.40
                                          2016      0.63         0.20 - 0.90           1.07 - 1.78
                                          2015      0.36         0.20 - 0.90           2.47 - 3.19
                                          2014      0.39         0.35 - 0.90         12.62 - 13.24

  Janus Henderson Enterprise              2018      0.11         0.20 - 0.90       (1.56) - (0.86)
     Investment Option                    2017      0.15         0.20 - 0.90         25.95 - 26.83
                                          2016      0.03         0.20 - 0.90         11.10 - 11.88
                                          2015      0.52         0.20 - 0.90           2.84 - 3.56
                                          2014      0.03         0.25 - 0.90         11.24 - 11.96

  LMPVET ClearBridge Variable             2018      0.59         0.00 - 0.90       (9.17) - (8.34)
     Aggressive Growth Investment Option  2017      0.51         0.20 - 0.90         15.25 - 16.06
                                          2016      0.63         0.20 - 0.90           0.30 - 1.00
                                          2015      0.34         0.20 - 0.90       (2.62) - (1.93)
                                          2014      0.17         0.40 - 0.90         19.32 - 19.91

  LMPVET ClearBridge Variable             2018      1.39         0.20 - 0.90       (5.85) - (5.19)
     Dividend Strategy Investment Option  2017      1.39         0.20 - 0.90         17.95 - 18.77
                                          2016      1.36         0.20 - 0.90         13.75 - 14.55
                                          2015      1.63         0.20 - 0.90       (5.30) - (4.63)
                                          2014      2.07         0.40 - 0.90         12.47 - 13.03

  LMPVET ClearBridge Variable             2018      0.28         0.00 - 0.90         (0.88) - 0.02
     Large Cap Growth Investment Option   2017      0.23         0.20 - 0.90         24.64 - 25.51
                                          2016      0.52         0.20 - 0.90           6.43 - 7.18
                                          2015      0.47         0.20 - 0.90           8.81 - 9.57
                                          2014      0.52         0.25 - 0.90         12.97 - 13.71

  LMPVET ClearBridge Variable             2018      1.54         0.00 - 1.30      (10.06) - (8.87)
     Large Cap Value Investment Option    2017      1.36         0.20 - 1.30         13.36 - 14.61
                                          2016      1.49         0.20 - 1.30         11.54 - 12.77
                                          2015      1.44         0.20 - 1.30       (4.12) - (3.06)
                                          2014      1.83         0.25 - 1.30         10.27 - 11.43

  LMPVET QS Variable Conservative         2018      2.88         1.15 - 1.30       (5.64) - (5.50)
     Growth Investment Option             2017      0.28         1.15 - 1.30         12.09 - 12.25
                                          2016      8.03         1.15 - 1.30           6.04 - 6.20
                                          2015      1.81         1.15 - 1.30       (2.46) - (2.32)
                                          2014      2.43         1.15 - 1.30           3.55 - 3.71



          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------
  LMPVET QS Variable Growth              2018      114,895   1.53 - 1.57      179,470
     Investment Option                   2017      119,148   1.68 - 1.73      206,021
                                         2016      122,490   1.43 - 1.47      179,034
                                         2015      185,116   1.33 - 1.37      248,836
                                         2014      187,852   1.38 - 1.41      265,604

  LMPVET QS Variable Moderate Growth     2018       24,899   2.08 - 2.14       51,816
     Investment Option                   2017       29,682   2.24 - 2.31       68,016
                                         2016       32,428   1.95 - 2.00       63,151
                                         2015       48,766   1.83 - 1.88       90,194
                                         2014       52,229   1.88 - 1.93      101,025

  LMPVIT Western Asset Core Plus         2018    3,758,910   1.85 - 2.97    7,629,595
     Investment Option                   2017    3,432,032   1.91 - 3.05    7,820,716
                                         2016    3,473,836   1.81 - 2.91    7,699,222
                                         2015    3,303,553   1.74 - 2.80    7,173,933
                                         2014    3,665,979   1.73 - 2.78    8,083,140

  Pioneer VCT Mid Cap Value              2018    1,917,722   1.66 - 2.46    3,554,520
     Investment Option                   2017    1,975,101   2.07 - 3.08    4,967,240
                                         2016    1,905,134   1.84 - 2.74    4,662,314
                                         2015    2,069,926   1.59 - 2.38    4,472,313
                                         2014    2,262,264   1.70 - 2.55    5,268,419

  The Merger Fund VL                     2018    1,382,501   1.39 - 1.73    2,092,262
     Investment Option                   2017    1,231,316   1.30 - 1.67    1,921,236
                                         2016    1,282,480   1.28 - 1.64    2,001,479
                                         2015    2,131,650   1.25 - 1.61    3,330,396
                                         2014    2,244,379   1.27 - 1.64    3,557,808

  Vanguard VIF Mid-Cap Index             2018    2,285,416   2.27 - 2.80    5,646,828
     Investment Option                   2017    2,531,748   2.52 - 3.10    6,972,944
                                         2016    2,722,868   2.13 - 2.62    6,414,355
                                         2015    2,827,224   1.92 - 2.37    6,157,799
                                         2014    2,821,985   1.96 - 2.42    6,444,636

  Vanguard VIF Total Stock Market Index  2018    8,764,071   2.35 - 2.68   21,171,418
     Investment Option                   2017    8,924,880   2.49 - 2.85   23,264,525
                                         2016    9,212,700   2.07 - 2.37   20,035,214
                                         2015    6,622,055   1.85 - 2.12   13,125,730
                                         2014    6,356,918   1.85 - 2.13   12,673,421

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------
  LMPVET QS Variable Growth              2018      2.65         1.15 - 1.30       (9.24) - (9.10)
     Investment Option                   2017      1.85         1.15 - 1.30         17.80 - 17.97
                                         2016      1.23         1.15 - 1.30           7.10 - 7.26
                                         2015      1.37         1.15 - 1.30       (3.50) - (3.35)
                                         2014      1.78         1.15 - 1.30           3.33 - 3.49

  LMPVET QS Variable Moderate Growth     2018      2.29         1.15 - 1.30       (7.49) - (7.35)
     Investment Option                   2017      2.13         1.15 - 1.30         15.22 - 15.40
                                         2016      1.74         1.15 - 1.30           6.60 - 6.76
                                         2015      1.70         1.15 - 1.30       (3.06) - (2.91)
                                         2014      1.89         1.15 - 1.30           3.55 - 3.71

  LMPVIT Western Asset Core Plus         2018      3.82         0.00 - 1.30       (3.50) - (2.23)
     Investment Option                   2017      4.33         0.20 - 1.30           4.38 - 5.54
                                         2016      2.29         0.20 - 1.30           3.20 - 4.34
                                         2015      1.47         0.20 - 1.30         (0.11) - 1.00
                                         2014      6.98         0.25 - 1.30       (1.61) - (0.58)

  Pioneer VCT Mid Cap Value              2018      0.46         0.00 - 0.90     (20.22) - (19.49)
     Investment Option                   2017      0.61         0.20 - 0.90         11.86 - 12.64
                                         2016      0.47         0.20 - 0.90         15.19 - 16.00
                                         2015      0.55         0.20 - 0.90       (7.19) - (6.54)
                                         2014      0.66         0.40 - 0.90         13.77 - 14.34

  The Merger Fund VL                     2018      0.71         0.20 - 0.90           6.13 - 6.88
     Investment Option                   2017        --         0.20 - 0.90           1.65 - 2.36
                                         2016      0.65         0.20 - 0.90           1.52 - 2.24
                                         2015      2.07         0.20 - 0.90       (1.79) - (1.10)
                                         2014      1.27         0.40 - 0.90           0.47 - 0.97

  Vanguard VIF Mid-Cap Index             2018      1.21         0.20 - 1.30      (10.51) - (9.51)
     Investment Option                   2017      1.18         0.20 - 1.30         17.55 - 18.84
                                         2016      1.41         0.20 - 1.30          9.68 - 10.89
                                         2015      1.20         0.20 - 1.30       (2.71) - (1.63)
                                         2014      0.92         0.25 - 1.15         12.29 - 13.31

  Vanguard VIF Total Stock Market Index  2018      1.51         0.20 - 1.30       (6.57) - (5.53)
     Investment Option                   2017      1.89         0.20 - 1.30         19.41 - 20.73
                                         2016      1.17         0.20 - 1.30         11.10 - 12.33
                                         2015      1.28         0.20 - 1.30         (0.93) - 0.17
                                         2014      1.34         0.25 - 1.30         10.84 - 12.01

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the rdemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION


ITEM 26. EXHIBITS


(a) 1. Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement, File No. 002-88637, on Form S-6 filed April 29, 1996.)


(a) 2. Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(b)                   Not Applicable.


(c) 1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)


(c) 2. Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


(c) 3. Specimen Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)


(c) 4. Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)


(c) 5. Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)


(c) 6. Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to the Services Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)


(c) 7. Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February 2010 (Incorporated herein by reference to Post-Effective Amendment No. 2 to the MetLife of CT Separate Account QPN Registration Statement on Form N-4, File No. 333-156911, as filed April 6, 2010.)


(c) 8. Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post- Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(c) 9. Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(c) 10. Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)

(c) 11. Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(c) 12. Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos. 333-209053/811-03365 filed on December 14, 2017.)


(d) 1. Form of Variable Life Insurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 2. Accidental Death Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 3. Accelerated Death Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 4. Child Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 5. Cost of Living Adjustment Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 6. Coverage Extension Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 7. Estate Tax Repeal Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 8. Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 9. Lapse Protection Guarantee Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 10. Maturity Extension Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 11. Primary Insured Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 12. Spouse Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 13. Specified Amount Payment Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 14. Waiver of Deduction Amount Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 15. Name Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)

(d) 16. Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(d) 17. Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778 filed April 5, 2017.)


(e)                   Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(f) 1. Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(f) 2. Copy of By-Laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(f) 3. Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(f) 4.                Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(g) 1. Specimen Reinsurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)


(g) 2. Service Agreement and Co-Insurance Agreement between MetLife Insurance Co of CT and Metropolitan Life Insurance Co. dated January 1, 2014 (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2014.)


(h) 1. Form of Participation Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)


(h) 2(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the MetLife of CT Separate Account Nine for Variable Annuities Registration Statement filed on Form N-4, File No. 033-65326, filed October 31, 2007.)


(h) 2(b) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 with Metropolitan Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed on April 5, 2012.)


(h) 2(c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(h) 3(a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

(h) 3(b) Amendments dated May 1, 2009 and April 30, 2010 to the Participation Agreement dated November 1, 2005 among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 3(c) Third Amendment to the Participation Agreement dated November 1, 2005 among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(h) 3(d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)



(h) 4(a) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series (aka American Funds Insurance Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).



(h) 4(b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h) 4(c) Amendment to the Participation Agreement dated October 1, 1999 among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(h) 4(d) Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h) 4(e) Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h) 4(f) Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)



(h) 5(a) Amended and Restated Participation Agreement among Fidelity(Reg. TM) Variable Insurance Products Funds, Fidelity Distributions Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).



(h) 5(b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate

                      Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h) 5(c) Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity(Reg. TM) Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation. (Incorporated herein by reference to MetLife Investors Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h) 5(d) Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(h) 5(e) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)


(h) 6(a) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9,
                      2009).


(h) 6(b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h) 6(c) Participation Agreement Addendum with Franklin Templeton Variable Insurance Products Trust dated May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)



(h) 6(d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



(h) 6(e) Amendment to the Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(h) 6(f) Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h) 6(g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-

                      17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



(h) 7(a) Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).



(h) 7(b) Amendment No. 8 to Participation Agreement with Janus Aspen Series effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 7(c) Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)



(h) 8(a) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).



(h) 8(b) Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h) 8(c) Amendment dated November 17,2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h) 9(a) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9,
                      2009).


(h) 9(b) Amendment No. 3 to the Participation Agreement with Pioneer Investment Management, Inc. effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 9(c) Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)



(h) 10(a)             Fund Participation Agreement among The Merger Fund VL,
                      Westchester Capital Management, Inc. and The Travelers
                      Insurance Company dated August 1, 2003 and amendment.
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 15 to MetLife of CT Fund UL III for
                      Variable Life Insurance's Registration Statement on Form
                      N-6, File No. 333-71349, filed April 9, 2009).

(h) 10(b)             Amendment No. 2 to the Fund Participation Agreement among
                      The Merger Fund VL, Westchester Capital Management, Inc.
                      and MetLife Insurance Company of Connecticut.
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 21 to the Registrant's Registration
                      Statement on Form N-6, File No. 333-96519, filed April
                      10, 2015.)


(h) 11(a)             Participation Agreement among Vanguard Variable Insurance
                      Fund and The Vanguard Group, Inc. and Vanguard Marketing
                      Corporation and The Travelers Insurance Company dated
                      July 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund
                      UL III for Variable Life Insurance's Registration
                      Statement on Form N-6, File No. 333-71349, filed April 9,
                      2009).



(h) 11(b)             Third Amendment to Participation Agreement with Vanguard
                      Variable Insurance Fund effective May 1, 2011.
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 18 to the Registrant's Registration
                      Statement on Form N-6, File No. 333-96519, filed April 5,
                      2012.)



(h) 11(c)             Fifth Amendment to Participation Agreement among Vanguard
                      Variable Insurance Fund, The Vanguard Group, Inc.,
                      Vanguard Marketing Corporation and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's
                      Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2015.)


(h) 11(d)             Participation Agreement Among Vanguard Variable Insurance
                      Fund, The Vanguard Group, Inc., Vanguard Marketing
                      Corporation and Brighthouse Life Insurance Company dated
                      September 4, 2018. (Filed herewith.)



(h) 12(a)             Participation Agreement dated December 5, 2003 between
                      Goldman Sachs Variable Insurance Trust, The Travelers
                      Insurance Company and The Travelers Life and Annuity
                      Company. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's
                      Registration statement on Form N-6, File No. 333-96519, filed April 6, 2011.)


(h) 12(b)             Amendment No. 2 to Participation Agreement with Goldman
                      Sachs Variable Insurance Trust, Goldman, Sachs & Co. and
                      MetLife Insurance Company of Connecticut, effective as
                      May 1, 2010. (Incorporated herein by reference to Post-
                      Effective Amendment No. 18 to the Registrant's
                      Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 12(c)             Amendment No. 3 to Participation Agreement with Goldman
                      Sachs Variable Insurance Trust, Goldman, Sachs & Co. and
                      MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File
                      No. 333-96519, filed April 10, 2015.)



(h) 12(d)             Participation Agreement among Goldman Sachs Variable
                      Insurance Trust, Goldman Sachs & Co., LLC, and
                      Brighthouse Life Insurance Company (06-01-17)
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 25 to Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 25, 2018.)



(i)                   Administrative Contracts. Not applicable.


(j)                   None


(k) Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed February 10, 2003.)


(l) Actuarial Representation Letter. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)


(m) Calculation Exhibit. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


(o)                   Omitted Financial Statement. Not applicable.

(p)                   Initial Capital Agreements. Not applicable.


(q) Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)



(r)                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH INSURANCE COMPANY
-------------------------------------   ---------------------------------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960



Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277







Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277




Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277

James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)     Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)     1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)     The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 29. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Policies.

Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


RULE 484 UNDERTAKING


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment Companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                    Vice President
334 Madison Avenue Floor 3
Morristown, NJ 07960





James Wiviott                 Vice President
334 Madison Avenue Floor 3
Morristown, NJ 07960

(c) Brighthouse Securities, LLC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who had selling agreements with Brighthouse Securities, LLC.



                                                           (3)
                                                     COMPENSATION ON
                                                         EVENTS
                                          (2)          OCCASIONING
                                          NET         THE DEDUCTION
                (1)                   UNDERWRITING        OF A            (4)           (5)
         NAME OF PRINCIPAL           DISCOUNTS AND   DEFERRED SALES    BROKERAGE       OTHER
            UNDERWRITER               COMMISSIONS         LOAD        COMMISSIONS   COMPENSATION
----------------------------------- --------------- ---------------- ------------- -------------
 Brighthouse Securities, LLC........$1,682,607      $0               $0            $0



ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Omitted.



ITEM 32. MANAGEMENT SERVICES


Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Policies and other policies and contracts issued by BLIC for the period ended December 31, 2018 was $3,648,125.


ITEM 33. FEE REPRESENTATION


Brighthouse Life Insurance Company hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 5th day of April, 2019.

Brighthouse Fund UL for Variable Life Insurance
(Registrant)

By: Brighthouse Life Insurance Company

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: Brighthouse Life Insurance Company
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities indicated on April 5, 2019.


/s/ ERIC T. STEIGERWALT*   Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
Eric T. Steigerwalt

/s/ MYLES J. LAMBERT*      Director and Vice President
------------------------
Myles J. Lambert

/s/ JOHN L. ROSENTHAL*     Director, Vice President and Chief Investment Officer
------------------------
John L. Rosenthal

/s/ CONOR E. MURPHY*       Director, Vice President and Interim Chief Financial Officer
------------------------
Conor E. Murphy

/s/ LYNN A. DUMAIS*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

By:  /s/ Michele H. Abate
     --------------------
     Michele H. Abate, Attorney-In-Fact
     April 5, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
                      -----------


(h) 11(d)             Participation Agreement with Vanguard Variable Insurance
                      Fund
(n)                   Consent of Deloitte & Touche LLP, Independent Registered
                      Public Accounting Firm
(r)                   Powers of Attorney